[MERRILL LYNCH LOGO]

                              Merrill Lynch Series Fund, Inc.
April 4, 2000

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

LOGO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table  of  Contents
Merrill Lynch Balanced Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Balanced Portfolio at a Glance	3

Risk/Return Bar Chart	4

Financial Highlights	5

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	6

Investment Risks	7

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports Back Cover
Statement of Additional Information Back Cover
MERRILL LYNCH BALANCED PORTFOLIO

MERRILL LYNCH BALANCED PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities , as well as to seek the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.

What are the Portfolio’s goals?

The Portfolio tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Portfolio tries to blend these investments to create a portfolio that produces more current income with less volatility than an all stock fund would have, but also produces more capital growth than an all bond fund would have. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in equity and debt securities.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur because a particular stock market is rising or falling. Changes in the value of the Portfolio’s fixed income investments may occur in response to interest rate movements. Generally, when interest rates go up, the value of the fixed income instruments goes down. Changes in the value of the Portfolio’s equity and fixed income investments may also occur as the result of specific factors that affect particular investments. If the value of the Portfolio’s investments goes down, you may lose money.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	want a professionally managed and diversified portfolio

•	are looking for exposure to a variety of asset classes

•	are willing to accept the risk of short term changes in the Portfolio’s share value in exchange for the potential of higher long term returns than available from a fund invested only in fixed income securities

•	are looking for an investment that provides some current income with less volatility than a fund invested only in equity securities and the potential for higher long term returns than available from a money market fund

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity securities  — securities representing ownership of a company (“stock”) or securities whose price is linked to the value of securities that represent company ownership.

Debt securities  — securities representing an obligation to pay specified amounts at specified times.

Volatility  — the frequency and amount of changes to the Portfolio’s net asset value.

Fixed income investments  — instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

MERRILL LYNCH BALANCED PORTFOLIO
3

[KEY FACTS ICON] Key Facts
RISK/ RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the S&P 500 Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Balanced Portfolio

1990	1.57
1991	20.95
1992	6.67
1993	14.31
1994	-4.28
1995	21.59
1996	9.76
1997	16.93
1998	13.45
1999	8.55

During the ten year period shown in the bar chart, the highest return for a quarter was 10.75% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.71% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Balanced Portfolio	8.55%	13.96%	10.67%

S&P 500 Index*	21.04%	28.54%	18.20%

Weighted Index**	7.72%	13.64%	10.46%

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

**	This unmanaged index, which is an equally weighted blend of the Three-Month U.S. Treasury Bill Index, The Merrill Lynch U.S. Corporate & Government Master Index, and the Standard & Poor’s 500 Index, is comprised of US Treasury bills maturing in up to 3 months, investment-grade bonds, and common stocks. Past performance is not predictive of future performance.

4
MERRILL LYNCH BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Balanced Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999†	1998	1997	1996	1995

Per Share Operating Performance:

Net asset value, beginning of year	$16.18	$15.78	$15.36	$14.86	$13.27

Investment income — net	.45	.42	.51	.54	.60

Realized and unrealized gain on investments and foreign currency transactions — net	.79	1.52	1.76	.83	2.07

Total from investment operations	1.24	1.94	2.27	1.37	2.67

Less dividends and distributions:
Investment income — net	(.90)	(.51)	(.27)	(.57)	(.62)
In excess of investment income — net	— ††	—	—	—	—
Realized gain on investments — net	(1.76)	(1.03)	(1.58)	(.30)	(.46)

Total dividends and distributions	(2.66)	(1.54)	(1.85)	(.87)	(1.08)

Net asset value, end of year	$14.76	$16.18	$15.78	$15.36	$14.86

Total Investment Return:*

Based on net asset value per share	8.55%	13.45%	16.93%	9.76%	21.59%

Ratios to Average Net Assets:

Expenses	.38%	.38%	.39%	.39%	.38%

Investment income — net	3.01%	2.73%	3.40%	3.63%	4.47%

Supplemental Data:

Net assets, end of year (in thousands)	$119,351	$119,074	$108,324	$98,853	$97,181

Portfolio turnover	117.05%	106.73%	143.20%	234.79%	32.92%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.

††	Amount is less than .01 per share.

MERRILL LYNCH BALANCED PORTFOLIO
5

HOW THE PORTFOLIO INVESTS

The Portfolio will invest at least 25% of its total assets in senior fixed income securities. The fixed income securities in which the Portfolio invests consist of:

•	Short, intermediate, and long term U.S. government debt securities

•	Short, intermediate and long term corporate debt securities issued by U.S. companies and rated investment grade

•	Term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. companies

•	Corporate debt securities convertible into common stock

•	Money market securities

The Portfolio normally will invest a portion of its assets in equity securities. The equity securities in which the Portfolio invests will primarily be common stocks of large U.S. companies. The Portfolio will limit its investments in equity securities to 65% of total Portfolio assets at the time of purchase of any equity security. The Portfolio’s investment in equity securities may from time to time exceed 65% of total Portfolio assets as the result of changes in the value of its holdings. In the event that equity securities exceed 65% of total Portfolio assets, the Portfolio will not purchase additional equity securities until the percentage of its holdings of equity securities has been reduced below 65% of total Portfolio assets.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Investment grade  — any of the four highest debt obligation ratings of a recognized rating agency such as: Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group or Fitch IBCA, Inc.
6
MERRILL LYNCH BALANCED PORTFOLIO

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Balanced Portfolio, since November 1995, and is primarily responsible for each of the Portfolio’s day-to-day management. He has served as a First Vice President of MLAM since 1997 and Vice President from 1996 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized below.

INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Merrill Lynch Balanced Portfolio Chart]

MERRILL LYNCH BALANCED PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

8
MERRILL LYNCH BALANCED PORTFOLIO

Table  of  Contents
Merrill Lynch Capital Stock Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Capital Stock Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	8

OTHER IMPORTANT INFORMATION

[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH CAPITAL STOCK PORTFOLIO

MERRILL LYNCH CAPITAL STOCK PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek long term growth of capital and income, and moderate current income.

What are the Portfolio’s goals?

The Portfolio tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Portfolio tries to blend these investments to create a portfolio that produces long term growth of capital and income and moderate current income while maintaining a low level of volatility during periods when equity markets are declining. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests primarily in equity securities that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. The Portfolio invests in equities of U.S. and foreign companies. The Portfolio also may make defensive investments in other securities, including investment grade convertible and non-convertible long term debt securities.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur because a particular stock market is rising or falling, or as the result of specific factors that affect particular investments. If the value of the Portfolio’s investments goes down, you may lose money.

The Portfolio may invest a substantial portion of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may be less liquid and harder to value than U.S. securities.

Key Facts [KEY FACTS ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Volatility  — the frequency and amount of charges in a security’s market value.

Equity securities  — securities representing ownership of a company (“stock”) or securities whose price is linked to the value of securities that represent company ownership.

Investment grade  — fixed income securities rated in one of the four highest ratings categories by a major credit rating agency.

Convertible securities  — fixed income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

MERRILL LYNCH CAPITAL STOCK PORTFOLIO
3

[KEY FACTS ICON] Key Facts

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing with long term goals

• Want a professionally managed and diversified portfolio

•	Are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long term returns

•	Are looking for moderate current income

4
MERRILL LYNCH CAPITAL STOCK PORTFOLIO

RISK/ RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the S&P 500 Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Capital Stock Portfolio

1990	0.61
1991	29.05
1992	2.47
1993	17.01
1994	-5.12
1995	20.73
1996	16.54
1997	22.47
1998	15.56
1999	31.63

During the ten year period shown in the bar chart, the highest return for a quarter was 23.69% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.77% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Capital Stock Portfolio	31.63%	21.25%	14.50%

S&P 500 Index*	21.04%	28.54%	18.20%

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

MERRILL LYNCH CAPITAL STOCK PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Capital Stock Portfolio

	For the Year Ended December 31,

	1999†	1998†	1997†	1996†	1995

Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:

Net asset value, beginning of year	$27.03	$26.79	$23.25	$23.88	$21.64

Investment income — net	.18	.26	.33	.46	.41

Realized and unrealized gain on investments and foreign currency transactions — net	7.56	3.39	4.57	2.86	3.70

Total from investment operations	7.74	3.65	4.90	3.32	4.11

Less dividends and distributions:
Investment income — net	(.41)	(.50)	(.22)	(.47)	(.34)
In excess of investment income — net	(.02)	—	—	—	—
Realized gain on investments — net	(4.91)	(2.91)	(1.14)	(3.48)	(1.53)

Total dividends and distributions	(5.34)	(3.41)	(1.36)	(3.95)	(1.87)

Net asset value, end of year	$29.43	$27.03	$26.79	$23.25	$23.88

Total Investment Return:*

Based on net asset value per share	31.63%	15.56%	22.47%	16.54%	20.73%

Ratios to Average Net Assets:

Expenses	.37%	.38%	.41%	.40%	.41%

Investment income — net	.68%	1.03%	1.38%	2.11%	1.98%

Supplemental Data:

Net assets, end of year (in thousands)	$430,380	$356,597	$335,802	$289,696	$252,957

Portfolio turnover	81.60%	110.95%	90.19%	74.30%	130.54%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
MERRILL LYNCH CAPITAL STOCK PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio will invest in a diversified portfolio consisting of equity securities that are considered to be of good or improving quality or which are thought to be undervalued based on criteria such as historical price/book value ratios and price/earnings ratios. The Portfolio will generally invest at least 65% of its total assets in equity securities. Equity securities consist of:

•	Common stock

•	Preferred stock

•	Securities convertible into common stock

The Portfolio may invest up to 20% of its total assets in foreign securities. There are no limits on the geographical allocation of the Portfolio’s foreign investments. The Portfolio’s management, however, anticipates that the Portfolio’s foreign investments will primarily be in companies in Canada, Japan and the developed markets of Europe. The Portfolio may also invest in companies in emerging markets, but the Portfolio’s management anticipates that a substantially greater portion of the Portfolio’s investments will be in companies in developed countries.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates. Portfolio management, however, cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not to do so.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Capital Stock Portfolio since November 1995, and is primarily responsible for each of the Portfolio’s day-to-day management. He has served as a First Vice President of MLAM since 1997 and as Vice President from 1996 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

MERRILL LYNCH CAPITAL STOCK PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

Preferred stock  — a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

INVESTMENT RISKS

The Portfolio may use different investment strategies that involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized below.

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Capital Stock Portfolio Chart]

8
MERRILL LYNCH CAPITAL STOCK PORTFOLIO

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH CAPITAL STOCK PORTFOLIO
9

Table  of  Contents
Merrill Lynch Global Strategy Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Global Strategy Portfolio at a Glance	3

Risk/ Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	10

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek high total investment return.

What are the Portfolio’s goals?

The Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in U.S. and foreign equity and fixed income securities. There are no limits on the Portfolio’s ability to invest in specific geographic regions. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Portfolio normally invests in at least three countries at any given time. The Portfolio usually invests more in equities than in fixed income securities. When it invests in fixed income securities, the Portfolio will select investment grade corporate securities, and obligations of U.S. or foreign government and agencies or international organizations. The Portfolio can invest in securities denominated in foreign currencies. The Portfolio is non-diversified, which means that the Portfolio can invest more of its assets in fewer securities than most other funds.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur because a particular stock market is rising or falling. Changes in the value of the Fund’s fixed income investments may occur in response to interest rate movements — generally, when interest rates go up, the value of debt securities goes down. At other times, specific factors may affect the value of a particular investment. For debt instruments, these specific factors include the possibility that the issue may default on its obligations. If the value of the Portfolio’s investments goes down, you may lose money.

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s performance. This helps the

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total investment return  — the combination of capital appreciation (from increases or decreases in market value) and income (from interest or dividends).

Fixed income securities  — instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Equities  — securities representing ownership of a company (“stock”) or securities whose price is linked to the value of securities that represent company ownership.

Investment grade  — fixed income securities may be rated according to their credit quality. Securities with credit quality equivalent to any of the four highest rating categories can be called “investment grade.”

MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO
3

[KEY FACTS ICON] Key Facts

Portfolio’s performance when its investments are successful, but hurts the Portfolio’s performance when its investments are unsuccessful.

The Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing for long term goals

•	Want a professionally managed portfolio

•	Are looking for exposure to a variety of asset classes, including investments in foreign markets

•	Are willing to accept higher risk in exchange for potentially higher long term returns

•	Are not looking for a significant amount of current income

4
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the Morgan Stanley Capital International (MSCI) World Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Global Strategy Portfolio

1990	6.01
1991	17.50
1992	3.00
1993	23.73
1994	-1.62
1995	10.44
1996	13.78
1997	11.72
1998	9.49
1999	21.36

During the ten year period shown in the bar chart, the highest return for a quarter was 14.84% (quarter ended December 31, 1999) and the lowest return for a quarter was -11.67% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Global Strategy Portfolio	21.36%	13.28%	11.29%

MSCI World Index*	24.93%	19.75%	11.42%

Weighted Index**	12.32%	15.86%	11.63%

*	This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 22 countries, including the United States. Past performance is not predictive of future performance.

**	This unmanaged index, which is 36% S&P 500, 24% MSCI EAFE Index, 35% Salomon Brothers World Government Bond Index, and 5% the Three-Month US Treasury Bill Index, is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in 20 countries, government bonds and money market securities in the major markets, including the United States. Past performance is not predictive of future performance.

MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Global Strategy Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999†	1998†	1997†	1996†	1995†

Per Share Operating Performance:

Net asset value, beginning of year	$16.00	$17.44	$16.80	$15.25	$14.54

Investment income — net	.30	.43	.47	.47	.52

Realized and unrealized gain on investments and foreign currency transactions — net	3.02	.97	1.35	1.56	.94

Total from investment operations	3.32	1.40	1.82	2.03	1.46

Less dividends and distributions:
Investment income — net	(.32)	(.70)	(.55)	(.39)	(.55)
In excess of investment income — net	(.21)	—	—	—	—
Realized gain on investments — net	(1.62)	(2.14)	(.63)	(.09)	(.20)

Total dividends and distributions	(2.15)	(2.84)	(1.18)	(.48)	(.75)

Net asset value, end of year	$17.17	$16.00	$17.44	$16.80	$15.25

Total Investment Return:*

Based on net asset value per share	21.36%	9.49%	11.72%	13.78%	10.44%

Ratios to Average Net Assets:

Expenses	.42%	.41%	.45%	.42%	.44%

Investment income — net	1.84%	2.75%	2.69%	3.02%	3.59%

Supplemental Data:

Net assets, end of year (in thousands)	$241,699	$231,144	$248,505	$232,530	$212,683

Portfolio turnover	106.83%	124.92%	108.04%	160.89%	26.81%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio can invest in both equity securities and fixed income securities. The equity securities in which the Portfolio invests consist of:

•	Common stock

•	Preferred stock

•	Securities convertible into common stock

•	Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks

The fixed income securities in which the Portfolio invests consist of:

•	Short, intermediate, and long term U.S. and foreign government debt securities

•	Short, intermediate, and long term corporate debt securities issued by U.S. and foreign companies

•	Money market securities

The Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities. The Portfolio will usually hold at least some equity securities and some fixed income securities.

There are no limits on the Portfolio’s ability to invest in any country or geographic region. The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the U.S. The Portfolio normally invests in at least three countries at any given time.

The Portfolio’s management will select the percentages of the total portfolio invested in equity securities and fixed income securities, as well as the geographic allocation of the Portfolio’s investments, based on its views of general economic and financial trends in various countries and industries. Portfolio management places particular emphasis on the following considerations:

•	Inflation

•	Commodity prices

•	The direction of interest rates and currency movements

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Global Strategy Portfolio since November 1995, and is primarily responsible for the Portfolio’s day-to-day management. He has served as a First Vice President of MLAM since 1997 and Vice President from 1996 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

•	Estimates of growth in industrial output and profits

•	Government fiscal policies

Portfolio management’s analysis of economic and financial trends does not guarantee successful results.

The Portfolio’s management will seek to allocate the Portfolio’s investments among the various types of securities in which the Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Portfolio’s management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed income investments. Similarly, if the Portfolio’s management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

Under normal circumstances, the Portfolio will invest a significant portion of its assets in equity securities. The equity securities in which the Portfolio invests will primarily be common stocks of large companies. The Portfolio may invest in equity securities of companies throughout the world. The Portfolio’s management, however, anticipates that the Portfolio’s investments will primarily be in companies in the United States, Canada, the Far East, Latin America and the developed countries of Europe. The Portfolio may invest in companies in emerging markets, but the Portfolio’s management anticipates that a substantially greater portion of the Portfolio’s equity investments will be in companies in developed countries.

The Portfolio may also invest in fixed income securities, including U.S. and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by Standard & Poor’s Ratings Group or Moody’s Investor’s Service, Inc., or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Portfolio may invest in fixed income securities of any maturity. Changes in the value of fixed income securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed

8
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

income securities goes down. In most cases, when interest rates go up, the value of fixed income securities with longer term maturities goes down more than the value of fixed income securities with shorter maturities. Because the Portfolio may invest a substantial portion of its assets in fixed income securities with long term maturities, rising interest rates may cause the value of the Portfolio’s fixed income investments to decline significantly.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not to do so.

The Portfolio may also invest in debt securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed note”). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an “inverse note”). Inverse notes generally change in value in a manner that is opposite to most fixed income securities — that is, interest rates or principal payments on inverse notes increase when the underlying interest rate or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Portfolio’s investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table on the following page and the Other Important Information section of this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized on the following page:
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO
9

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio
INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.
[Global Strategy Portfolio Chart]
OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

10
MERRILL LYNCH GLOBAL STRATEGY PORTFOLIO

Table  of  Contents
Merrill Lynch Growth Stock Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Growth Stock Portfolio at a Glance	3

Risk/Return Bar Chart	4

Financial Highlights	5

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	6

Investment Risks	7

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH GROWTH STOCK PORTFOLIO

MERRILL LYNCH GROWTH STOCK PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek long term growth of capital.

What are the Portfolio’s goals?

The Portfolio tries to choose investments that will increase in value. We cannot guarantee that the Portfolio will achieve its goal.

What are the Portfolio’s main investment strategies?

The Portfolio primarily invests in equity securities of companies with the potential to achieve above-average earnings growth.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur because a particular stock market is rising or falling. At other times, specific factors may affect the value of a particular investment. If the value of the Portfolio’s investments goes down, you may lose money.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing with long term goals in mind

•	Want a professionally managed and diversified portfolio

•	Are willing to accept higher risk in exchange for potentially higher long term returns

•	Are not looking for a significant amount of current income

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity securities  — securities representing ownership of a company (“stock”) or securities whose price is linked to the value of securities that represent company ownership.

MERRILL LYNCH GROWTH STOCK PORTFOLIO
3

[KEY FACTS ICON] Key Facts
RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the S&P 500 Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Growth Stock Portfolio

1990	-12.41
1991	45.31
1992	3.40
1993	8.63
1994	-6.93
1995	35.35
1996	19.57
1997	33.75
1998	38.18
1999	38.99

During the ten year period shown in the bar chart, the highest return for a quarter was 28.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -23.60% (quarter ended September 30, 1990).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Growth Stock Portfolio	38.99%	32.97%	18.65%

S&P 500 Index*	21.04%	28.54%	18.20%

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

4
MERRILL LYNCH GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Growth Stock Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999	1998	1997	1996	1995

Per Share Operating Performance:

Net asset value, beginning of year	$36.70	$32.82	$27.79	$24.06	$19.20

Investment income — net	.31	.19	.24	.32	.15

Realized and unrealized gain on investments and foreign currency transactions — net	12.06	10.00	8.01	4.24	6.13

Total from investment operations	12.37	10.19	8.25	4.56	6.28

Less dividends and distributions:
Investment income — net	(.49)	(.24)	(.18)	(.24)	(.23)
Realized gain on investments — net	(10.55)	(6.07)	(3.04)	(.59)	(1.19)

Total dividends and distributions	(11.04)	(6.31)	(3.22)	(.83)	(1.42)

Net asset value, end of year	$38.03	$36.70	$32.82	$27.79	$24.06

Total Investment Return:*

Based on net asset value per share	38.99%	38.18%	33.75%	19.57%	35.35%

Ratios to Average Net Assets:

Expenses	.37%	.37%	.37%	.38%	.38%

Investment income — net	.86%	.61%	.86%	1.25%	.82%

Supplemental Data:

Net assets, end of year (in thousands)	$623,403	$456,228	$333,023	$240,666	$184,152

Portfolio turnover	90.44%	60.69%	84.90%	78.04%	87.66%

*	Total investment returns exclude insurance-related fees and expenses.
MERRILL LYNCH GROWTH STOCK PORTFOLIO
5

HOW THE PORTFOLIO INVESTS

The Portfolio tries to choose investments for capital appreciation — that is, investments that will increase in value. The Portfolio will invest at least 80% of its total assets in equity securities of U.S. companies. The equity securities in which the Portfolio invests consist of:

•	Common stock

•	Preferred stock

•	Securities convertible into common stock

•	Rights to subscribe for common stock

The Portfolio will focus on investments in common stock of large and mid-size companies having stock market capitalizations of $2 billion or more.

Portfolio management emphasizes stocks of companies that Portfolio management believes have a high potential for above-average growth rates in earnings. Portfolio management looks for companies that are leaders in their industries and that have the ability to achieve above-average earnings growth by capitalizing on favorable economic trends that favor those industries. Portfolio management also looks for companies that are introducing promising new products, achieving strong growth in sales of existing products through improved pricing or increasing sales volume, developing operating efficiencies or increasing market share. Companies with a high potential for above-average earnings growth can produce significant capital appreciation over time, but also frequently have above-average price/ earnings ratios, above-average price/ book value ratios, below-average dividends or other statistical characteristics associated with high relative valuation.

The Portfolio has no stated minimum holding period for investments and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Preferred stock  — a type of equity that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

Market capitalization  — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

6
MERRILL LYNCH GROWTH STOCK PORTFOLIO

ABOUT THE PORTFOLIO MANAGER

Lawrence R. Fuller is the Portfolio Manager of the Growth Stock Portfolio. Mr. Fuller has been a Vice President of the Investment Adviser since 1992.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

INVESTMENT RISKS

The Portfolio may use different investment strategies that involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized below.

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Growth Stock Portfolio Chart]

MERRILL LYNCH GROWTH STOCK PORTFOLIO
7

[DETAILS ABOUT THE FUND ICON] Details About the Fund
OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

8
MERRILL LYNCH GROWTH STOCK PORTFOLIO

Table  of  Contents
Merrill Lynch High Yield Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch High Yield Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	10

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH HIGH YIELD PORTFOLIO

Key Facts [KEY FACTS ICON]

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed income securities  — Instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as convertible securities and preferred stock that carries a promised level of dividend payments.

Maturity  — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a high yield debt instrument may be short term (two years or under), intermediate term (two to five years) or long term (over five years).

MERRILL LYNCH HIGH YIELD PORTFOLIO AT A GLANCE

What are the Portfolio’s investment objectives?

The primary investment objective of the Portfolio is to seek a high level of current income. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective.

What are the Portfolio’s goals?

The Portfolio’s main goal is current income — it looks for securities that pay interest or dividends. The Portfolio may also seek growth of capital by looking for investments that will increase in value. However, the Portfolio’s investments emphasize current income more than growth of capital. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests primarily in fixed income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” The Portfolio may invest in junk bonds of any maturity. Junk bonds are high-risk investments, and may result in the Portfolio losing both income and principal.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed income instruments goes down. The Portfolio should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities — price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Portfolio faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Portfolio’s investments goes down, you may lose money.

MERRILL LYNCH HIGH YIELD PORTFOLIO
3

[KEY FACTS ICON] Key Facts

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Have long term goals in mind

•	Are looking for income, with higher returns than money market funds

•	Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

4
MERRILL LYNCH HIGH YIELD PORTFOLIO

RISK/ RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the Credit Suisse (CS) First Boston Global High Yield Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch High Yield Portfolio

1990	-8.83
1991	37.77
1992	20.63
1993	18.11
1994	-1.88
1995	17.12
1996	12.32
1997	10.74
1998	-5.19
1999	5.85

During the ten year period shown in the bar chart, the highest return for a quarter was 14.98% (quarter ended March 31, 1991) and the lowest return for a quarter was -10.15% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: High Yield Portfolio	5.85%	7.89%	9.89%

CS First Boston Global High Yield Index*	3.28%	9.07%	11.05%

*	This unmanaged market-weighted index of high-yield debt securities is comprised of 1,636 securities rated BBB or lower. Past performance is not predictive of future performance.

MERRILL LYNCH HIGH YIELD PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	High Yield Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999†	1998†	1997†	1996†	1995†

Per Share Operating Performance:

Net asset value, beginning of year	$7.90	$9.19	$9.15	$8.99	$8.53

Investment income — net	.77	.85	.90	.89	.93

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(.35)	(1.29)	.04	.16	.46

Total from investment operations	.42	(.44)	.94	1.05	1.39

Less Dividends and Distributions:

Investment income — net	(.85)	(.85)	(.90)	(.89)	(.93)

In excess of investment income — net	(.02)	—	—	—	—

Total dividends and distributions	(.87)	(.85)	(.90)	(.89)	(.93)

Net asset value, end of year	$7.45	$7.90	$9.19	$9.15	$8.99

Total Investment Return:*

Based on net asset value per share	5.85%	(5.19)%	10.74%	12.32%	17.12%

Ratios to Average Net Assets:

Expenses	.39%	.39%	.39%	.39%	.38%

Investment income — net	9.98%	9.86%	9.67%	9.77%	10.25%

Supplemental Data:

Net assets, end of year (in thousands)	$99,217	$116,610	$143,764	$123,643	$107,378

Portfolio turnover	57.86%	47.69%	60.94%	50.48%	63.39%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
MERRILL LYNCH HIGH YIELD PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio normally expects to invest over 80% of its total assets in fixed income securities, including convertible and non-convertible debt securities and preferred stock. Most of the Portfolio’s investments will be corporate or foreign government debt securities, but the Portfolio may also buy preferred stocks. The Portfolio will not buy equity securities other than preferred stocks, but may acquire and hold equity securities offered as part of a unit in conjunction with a fixed income security, received as the result of a conversion or exchange of a fixed income security, or obtained in connection with the bankruptcy or workout of a distressed fixed income security.

The Portfolio invests primarily in fixed income securities that are rated Baa or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), rated BBB or lower by Standard & Poor’s Ratings Group (“S&P”), or unrated but have quality comparable to these ratings levels. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” Junk bonds are high-risk investments, and may result in the Portfolio losing both income and principal.

The Portfolio may invest up to 100% of its assets in junk bonds. Although junk bonds generally have higher yields than fixed income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed income securities. Junk bonds may be unsecured and subordinated to an issuer’s other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Portfolio may suffer a significant loss of expected future income or a significant loss of principal if its holdings default.

The Portfolio may also buy securities that are:

•	Rated higher quality, but only when Portfolio management believes the Portfolio can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in yield

•	Rated Ca or lower by Moody’s or rated CC or lower by S&P, but only if Portfolio management believes the security

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]

Yield  — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

Liquidity  — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility  — the frequency and amount of changes in a security’s market value.

MERRILL LYNCH HIGH YIELD PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio
Zero coupon securities  — bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.

ABOUT THE PORTFOLIO MANAGER

Robert F. Murray has served as Portfolio Manager and has been primarily responsible for the Portfolio’s day-to-day management since February 1999. He has served as Vice President of MLAM since 1995 and employee of MLAM since 1989.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

or the issuer is showing a stronger financial position than the low rating usually indicates

The Portfolio will not purchase defaulted securities. If, however, the Portfolio buys a security and the security defaults or the issuer goes into bankruptcy, the Portfolio may continue to hold the security.

The Portfolio may invest in junk bonds of any maturity. In addition to the risk of default, changes in the value of junk bonds, like other fixed income securities, may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed income securities goes down. In most cases, when interest rates go up, the value of zero-coupon securities and fixed income securities with longer term maturities goes down more than the value of fixed income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in zero-coupon securities and fixed income securities with long term maturities, rising interest rates may cause the value of the Portfolio’s investments to decline significantly.

Junk bonds, like other fixed income securities, frequently have redemption features that permit an issuer to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally equal or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Portfolio may receive less than the market value of the bonds prior to redemption. In addition, the Portfolio may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.

To analyze a security, Portfolio management looks at both the issuer and at general business conditions. Portfolio management looks at the issuer’s:

•	Historic and current financial conditions

•	Current or anticipated cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors

•	Management strength

•	Ability to respond to changes in business conditions

•	Credit standing

•	Current and anticipated results of operations

8
MERRILL LYNCH HIGH YIELD PORTFOLIO

•	Visibility in the market, because securities of companies that are less well known may be less liquid

•	Value of assets in relation to historical cost

Portfolio management also looks at general business conditions, including:

•	Expected changes in the general economy and interest rates

•	Economic outlook for specific industries

•	The availability of new investment opportunities

Portfolio management’s analysis of the issuer and business conditions does not guarantee successful results.

The Portfolio may invest up to 10% of its total assets in fixed income securities of issuers outside the U.S. The Portfolio’s management anticipates that the Portfolio’s investments in foreign corporate and government securities will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Portfolio may also invest in issuers in emerging markets. The Portfolio will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

MERRILL LYNCH HIGH YIELD PORTFOLIO
9

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio
INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[High Yield Portfolio Chart]

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

10
MERRILL LYNCH HIGH YIELD PORTFOLIO

Table  of  Contents
Merrill Lynch Intermediate Government
Bond Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Intermediate Government Bond Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	9

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek the highest current income consistent with the protection of capital afforded by investing in intermediate term debt securities issued or guaranteed by the U.S. Government or its agencies.

What are the Portfolio’s goals?

The Portfolio tries to provide current income from an actively managed portfolio of U.S. government and agency securities. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in bonds and other debt securities that are issued or guaranteed by the U.S. government or U.S. government agencies or government sponsored enterprises . The Portfolio may invest a substantial portion of its assets in mortgage-backed securities issued by government sponsored enterprises. The Portfolio may also invest in securities linked to an interest rate or other index. The Portfolio may invest in securities of any maturity but under normal circumstances will maintain a dollar-weighted average maturity of six to eight years.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed income instruments, goes down. If the value of the Portfolio’s investments goes down, you may lose money.

The Portfolio may invest a substantial portion of its portfolio in mortgage backed securities. Mortgage backed securities involve special risks, including prepayment risk and extension risk, and may be more volatile than other fixed income securities of similar maturities.

[KEY FACTS ICON] Key Facts
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Agencies  — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

Government sponsored enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal National Mortgage Association (“Fannie Mae”).

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO
3

Key Facts [KEY FACTS ICON]
Mortgage-backed securities  — securities backed by pools of mort- gages, which in many cases are guaranteed against default by govern- ment agencies such as Ginnie Mae.

Maturity  — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short term (two years or under), intermediate term (two to fifteen years) or long term (over fifteen years).

Volatility  — the amount and frequency of changes to a security’s value.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Have long term goals in mind

•	Are looking for an investment that provides income with minimal credit risk

•	Are willing to accept the risk that the value of the Portfolio’s shares may decline as the result of interest rate movements

•	Want a professionally managed portfolio

4
MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the Merrill Lynch (ML) US Treasuries 7-10 years and the Salomon Smith Barney Government/Mortgage Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Intermediate Government Bond
Portfolio

1990	8.98
1991	15.57
1992	7.03
1993	11.20
1994	-4.78
1995	18.87
1996	2.61
1997	8.42
1998	8.94
1999	-1.25

During the ten year period shown in the bar chart, the highest return for a quarter was 7.04% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.93% (quarter ended March 31, 1994).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Intermediate Government Bond Portfolio	-1.25%	7.31%	7.34%

ML US Treasuries 7 – 10 years*	-5.17%	7.98%	7.91%

Salomon Smith Barney Government/Mortgage Index**	-0.59%	7.65%	7.64%

*	This unmanaged index is comprised of intermediate-term U.S. Government Bond and U.S. Treasury Securities maturing in 7 – 10 years. Past performance is not predictive of future performance.

**	This unmanaged index is comprised of 30-year and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. Past performance is not predictive of future performance.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Intermediate Government Bond Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999†	1998†	1997†	1996†	1995†

Per Share Operating Performance:

Net asset value, beginning of year	$11.32	$11.08	$10.93	$11.41	$10.32

Investment income — net	.67	.71	.73	.76	.78

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(.81)	.25	.15	(.49)	1.10

Total from investment operations	(.14)	.96	.88	.27	1.88

Less dividends and distributions:
Investment income — net	(.73)	(.72)	(.73)	(.75)	(.79)
Realized gain on investments — net	—	—	—	—	—

Total dividends and distributions	(.73)	(.72)	(.73)	(.75)	(.79)

Net asset value, end of year	$10.45	$11.32	$11.08	$10.93	$11.41

Total Investment Return:*

Based on net asset value per share	(1.25)%	8.94%	8.42%	2.61%	18.87%

Ratios to Average Net Assets:

Expenses	.38%	.37%	.37%	.38%	.38%

Investment income — net	6.15%	6.44%	6.74%	6.85%	7.22%

Supplemental Data:

Net assets, end of year (in thousands)	$215,964	$240,583	$222,212	$221,863	$239,340

Portfolio turnover	206.20%	65.67%	41.23%	29.35%	57.38%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio will invest in securities issued or guaranteed by the U.S. government or its agencies. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. The Portfolio also invests in securities that are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a relatively low risk of default.

The Portfolio may invest in securities of any maturity. Under normal circumstances, however, the Portfolio will maintain a dollar-weighted average maturity of six to eight years.

Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed income securities, goes down. In most cases, when interest rates go up, the value of fixed income securities with longer term maturities goes down more than the value of fixed income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in government securities with intermediate term maturities, rising interest rates may cause the value of the Portfolio’s investments to decline significantly.

Government agency securities, like other fixed income securities, may have redemption features that permit the government agency to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed income securities that allow for redemption. When a government agency redeems fixed income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Portfolio may have to invest the proceeds in fixed income securities with lower yields and therefore lose expected future income.

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
ABOUT THE PORTFOLIO MANAGER

Christopher G. Ayoub has served as the Portfolio Manager of the Intermediate Government Bond Portfolio since April 1998. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President from 1985 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

Yield  — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

Index  — a measure of value or rates.

The Portfolio may invest a portion of its assets in various types of mortgage backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage backed securities frequently react differently to changes in interest rates than other fixed income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rise, however, fewer borrowers refinance and certain types of mortgage backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage backed securities. Although mortgage backed securities issued by government-sponsored enterprises have low risk of default, neither the U.S. government nor government-sponsored enterprises guarantee mortgage backed securities against declines in market value as the result of prepayment risk or extension risk.

The Portfolio may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an “indexed floater”). For example, the Portfolio may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed income securities, and the Portfolio’s investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table on page 10 and the Other Important Information section of this Prospectus.

The Portfolio has no minimum holding period for investments and will buy or sell securities whenever Portfolio management sees a potentially favorable opportunity to do so.

8
MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

INVESTMENT RISKS

The Portfolio could lose money if:

•	The issuer of an instrument held by the Portfolio defaults

•	Interest rates increase

•	Interest rates move sharply up or down in a manner not anticipated by Portfolio management that causes the market value of the Portfolio’s holdings of mortgage backed securities or indexed securities to decline

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO
9

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Intermediate Government Bond Portfolio Chart]
OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

10
MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND PORTFOLIO

Table  of  Contents
Merrill Lynch Long Term
Corporate Bond Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Long Term Corporate Bond Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	10

OTHER IMPORTANT INFORMATION

[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO AT A GLANCE

What are the Portfolio’s investment objectives?

The primary investment objective of the Portfolio is to seek to provide a high level of current income. An additional objective is to seek preservation of shareholders’ capital.

What are the Portfolio’s goals?

The Portfolio seeks to provide current income by investing in long term corporate debt securities — it looks for securities that pay interest. The Portfolio also seeks preservation of shareholders’ capital. However, the Portfolio’s investments emphasize current income more than preservation of shareholders’ capital. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests primarily in fixed income securities of all maturities rated within the three highest grades as determined by Standard & Poor’s (AAA, AA, or A) or Moody’s (Aaa, Aa, or A). Fixed income securities in any of the four highest rating categories can be called “investment grade.” Under normal circumstances, the Portfolio invests at least 80% of the value of its total assets in investment grade debt securities.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed income instruments goes down. If the value of the Portfolio’s investments goes down, you may lose money.

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed income securities  —

Instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Maturity  — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short term (two years or under), intermediate term (two to fifteen years) or long term (over fifteen years).

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO
3

[KEY FACTS ICON] Key Facts

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing with long term goals in mind

•	Are looking for current income, with higher returns than money market funds

•	Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

4
MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

RISK/ RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the Merrill Lynch (ML) US Corporate Master and the Merrill Lynch (ML) US Corporates A-AAA Rated. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Long Term Corporate Bond
Portfolio

1990	7.83
1991	17.01
1992	8.05
1993	13.01
1994	-5.13
1995	20.66
1996	2.77
1997	8.80
1998	8.45
1999	-2.35

During the ten year period shown in the bar chart, the highest return for a quarter was 7.25% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.30% (quarter ended March 31, 1994).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Long Term Corporate Bond Portfolio	-2.35%	7.40%	7.64%

ML US Corporate Master*	-1.89%	8.15%	8.33%

ML US Corporates A-AAA Rated**	-2.39%	8.05%	8.24%

*	This unmanaged index is comprised of all corporate bonds rated BBB3 or higher, of all maturities. Past performance is not predictive of future performance.

**	This unmanaged index is comprised of bonds rated A-AAA of all maturities. Past performance is not predictive of future performance.

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Long Term Corporate Bond Portfolio

	For the Year Ended December 31,

Increase (Decrease) in
Net Asset Value:	1999†	1998†	1997†	1996†	1995†

Per Share Operating Performance:

Net asset value, beginning of year	$11.91	$11.72	$11.53	$12.02	$10.72

Investment income — net	.74	.75	.79	.80	.83

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.02)	.21	.18	(.50)	1.30

Total from investment operations	(.28)	.96	.97	.30	2.13

Less dividends and distributions:
Investment income — net	(.80)	(.77)	(.78)	(.79)	(.83)
Realized gain on investments — net	—	—	—	—	—

Total dividends and distributions	(.80)	(.77)	(.78)	(.79)	(.83)

Net asset value, end of year	$10.83	$11.91	$11.72	$11.53	$12.02

Total Investment Return:*

Based on net asset value per share	(2.35)%	8.45%	8.80%	2.77%	20.66%

Ratios to Average Net Assets:

Expenses	.39%	.38%	.38%	.39%	.40%

Investment income — net	6.54%	6.39%	6.87%	6.90%	7.32%

Supplemental Data:

Net assets, end of year (in thousands)	$120,007	$131,729	$124,746	$117,988	$125,033

Portfolio turnover	110.90%	106.93%	107.02%	92.45%	110.49%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
                                       MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio normally expects to invest at least 80% of its total assets in non-convertible investment grade corporate debt securities. The Portfolio may also invest up to 20% of its total assets in:

•	Investment grade convertible debt securities

•	Investment grade nonconvertible and convertible preferred stock

•	Investment grade asset-backed securities and mortgage backed securities

•	Corporate and government debt securities rated below investment grade

Securities rated below investment grade are commonly known as “junk bonds” and are high-risk investments that may result in the Portfolio losing both income and principal.

The Portfolio will not buy equity securities other than preferred stocks. However, the Portfolio may purchase convertible fixed income securities or fixed income securities with attached warrants, and may maintain up to 10% of its total assets in common stock acquired through conversion of fixed income securities or exercise of warrants.

Under normal circumstances the Portfolio will invest at least 80% of its total assets in corporate fixed income securities that are rated A or higher by Moody’s or S&P. Moody’s and S&P are two of the most widely recognized independent credit rating services for fixed income securities, and a substantial majority of high credit quality fixed income securities carry a credit rating from at least one of these two services. A rating of “A” is the third highest rating these agencies give to long term corporate debt, and indicates that the issuer has a strong current capacity to pay principal and interest but may be susceptible to some weakening in future adverse economic conditions, although risk of default is low. Debt in any of the four highest rating categories can be called “investment grade.”

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Convertible debt securities  — fixed income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Asset-backed securities  — fixed income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

Warrants  — rights to acquire common stock at a specified price.

Yield  — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

ABOUT THE PORTFOLIO MANAGER

Christopher G. Ayoub has served as the Portfolio Manager of the Long Term Corporate Bond Portfolio since February 1999 and Co-Portfolio Manager since April 1998. Mr. Ayoub has served as First Vice President of MLAM since 1998 and as Vice President from 1985 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

The Portfolio may invest in fixed income securities of any maturity. Although investment grade fixed income securities generally involve low risk of default, changes in the value of fixed income securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed income securities goes down. In most cases, when interest rates go up, the value of fixed income securities with longer term maturities goes down more than the value of fixed income securities with shorter maturities. Because the Portfolio will invest a substantial portion of its assets in fixed income securities with long term maturities, rising interest rates may cause the value of the Portfolio’s investments to decline significantly.

Fixed income securities frequently have redemption features that permit an issuer to repurchase the security from the Portfolio at certain times prior to maturity at a specified price, which is generally the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed income securities that allow for redemption. When an issuer redeems fixed income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Portfolio may have to invest the proceeds in new fixed income securities with lower yields and therefore lose expected future income.

The Portfolio may invest in fixed income securities of issuers outside the U.S. The Portfolio’s management anticipates that the Portfolio’s investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Portfolio may also invest in issuers elsewhere, including high credit quality sovereign and corporate issuers in emerging markets. The Portfolio will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

8
MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

Mortgage-backed securities  — securities backed by pools of mortgages, which in many cases are guaranteed against default by government agencies.

The Portfolio may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.”

When interest rates rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although high credit-quality mortgage-backed securities have relatively low risk of default, mortgage-backed securities are subject to declines in market value as the result of prepayment risk or extension risk.

The Portfolio may also invest in securities the potential return of which is based on the change in a specified interest rate or interest rate index (an “indexed floater”). For example, the Portfolio may invest in a security that pays a variable amount of interest at each payment based on the current level of LIBOR (a well-known short term interest rate index). Certain indexed floaters have greater sensitivity to changes in interest rates than typical fixed income securities, and the Portfolio’s investments in such instruments may decline in value significantly if interest rates move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which this Portfolio may invest, please see the table on the following page and the Other Important Information section of this Prospectus.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO
9

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio
INVESTMENT RISKS

The Portfolio’s management will attempt to preserve shareholder capital, but there is no guarantee that it will be able to do so. The Portfolio could lose money if:

•	The issuer of an instrument held by the Portfolio defaults

•	Interest rates increase

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Long Term Corporate Bond Portfolio Chart]

10
MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH LONG TERM CORPORATE BOND PORTFOLIO
11

Table  of  Contents
Merrill Lynch Money Reserve Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Money Reserve Portfolio at a Glance	3

Risk/Return Bar Chart	4

Financial Highlights	5

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	6

Investment Risks	9

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH MONEY RESERVE PORTFOLIO

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity  — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.

MERRILL LYNCH MONEY RESERVE PORTFOLIO AT A GLANCE

What are the Portfolio’s investment objectives?

The investment objective of the Portfolio is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.

What are the Portfolio’s goals?

The Portfolio’s goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in money market instruments with a remaining maturity of no more than 25 months in the case of U.S. government and agency securities and no more than 13 months in the case of all other securities. Other than U.S. government and government agency securities, the Portfolio invests only in money market instruments of issuers with one of the two highest short term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Portfolio’s management, are of similar credit quality.

What are the main risks of investing in the Portfolio?

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing with short term goals in mind

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

MERRILL LYNCH MONEY RESERVE PORTFOLIO
3

[KEY FACTS LOGO] Key Facts
RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table shows the average annual total returns for the Portfolio’s shares for the periods shown. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Money Reserve Portfolio

1990	8.26
1991	6.11
1992	3.77
1993	3.08
1994	4.04
1995	5.81
1996	5.33
1997	5.43
1998	5.42
1999	5.01

During the ten year period shown in the bar chart, the highest return for a quarter was 2.05% (quarter ended December 31, 1990) and the lowest return for a quarter was 0.74% (quarter ended June 30, 1993).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Money Reserve Portfolio	5.01%	5.40%	5.22%

4
MERRILL LYNCH MONEY RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Money Reserve Portfolio

	For the Year Ended December 31,

Increase (Decrease) in
Net Asset Value:	1999	1998	1997	1996	1995

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income—net	.05	.05	.05	.05	.06
Realized and unrealized gain (loss) on investments and foreign currency transactions — net	— †	— †	— †	— †	— †

Total from investment operations	.05	.05	.05	.05	.06

Less dividends and distributions:
Investment income — net	(.05)	(.05)	(.05)	(.05)	(.06)
Realized gain on investments — net	— †	— †	— †	— †	— †

Total dividends and distributions	(.05)	(.05)	(.05)	(.05)	(.06)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:*

Based on net asset value per share	5.01%	5.42%	5.43%	5.33%	5.81%

Ratios to Average Net Assets:

Expenses	.37%	.36%	.36%	.36%	.35%

Investment income — net, and realized gain on investments — net	4.91%	5.26%	5.30%	5.16%	5.67%

Supplemental Data:

Net assets, end of year (in thousands)	$567,363	$578,802	$525,717	$557,690	$568,439

*	Total investment returns exclude insurance-related fees and expenses.

†	Amount is less than $.01 per share.
MERRILL LYNCH MONEY RESERVE PORTFOLIO
5

HOW THE PORTFOLIO INVESTS

The Portfolio invests all of its assets in money market securities. These instruments are generally fixed income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Portfolio only invests in money market instruments of issuers with one of the two highest short term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Portfolio’s management, are of similar credit quality.

The money market instruments in which the Portfolio may invest include:

•	United States Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States

•	United States Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, government-sponsored enterprises and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States

•	Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers’ acceptances. Except with respect to investments in Eurodollar or Yankeedollar obligations, the Portfolio may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and has its deposits insured by the Federal Deposit Insurance Corporation

•	Commercial Paper — Obligations, usually of nine months or less, issued by corporations and other businesses for short term funding

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Maturity  — the time at which the full principal amount of a fixed income security is scheduled to be repaid.

Agencies  — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

Government-sponsored enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the

(continued on next page)
6
MERRILL LYNCH MONEY RESERVE PORTFOLIO

(continued from previous page)
Student Loan Marketing Association (“Sallie Mae”) or Federal National Mortgage Association (“Fannie Mae”).

Instrumentalities  — supranational
entities sponsored by the U.S. and
other governments, such as the
World Bank or the Inter-American
Development Bank.

Eurodollar  — obligations issued
by foreign branches or subsidiaries
of U.S. banks.

Yankeedollar  — obligations
issued by U.S. branches or
subsidiaries of foreign banks.

Asset-backed securities  — fixed income
securities issued by a trust or
other legal entity established for the
purpose of issuing securities and
holding certain assets, such as credit
card receivables or auto leases, that
pay down over time and generate
sufficient cash to pay holders of the
securities.

Index  — a measure of value or rates.

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers has served as the Portfolio Manager of the Money Reserve Portfolio since June 1992, and is primarily responsible for the Portfolio’s day-to-day management. She has served as Vice President of MLAM since January 1986.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

•	Short-Term Obligations — Corporate debt and asset-backed securities with a period of 397 days or less remaining to maturity

•	Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short term interest rate index)

•	Insurance Company Obligations — Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates

•	Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers

•	Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds

The Portfolio may also engage in the following investment practices:

•	Repurchase Agreements — Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements involving any of the above instruments (without regard to the instrument’s maturity)

•	Reverse Repurchase Agreements — Reverse repurchase agreements are transactions in which the Portfolio sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Portfolio. The Portfolio profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security

MERRILL LYNCH MONEY RESERVE PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

The Portfolio’s management will vary the types of money market instruments in the Portfolio’s portfolio, as well as the Portfolio’s average maturity, in response to its assessment of the relative value of different securities and future short term interest rates.

The Portfolio may invest in obligations of foreign issuers, including Eurodollar and Yankeedollar obligations.

The Portfolio’s management will attempt to maintain a share value of $1.00, but there is no guarantee that it will be able to do so. The Portfolio could lose money if

•	The issuer of an instrument held by the Portfolio defaults

•	Short term interest rates move sharply in a manner not anticipated by Portfolio management

The risk of loss is minimized, however, by the high credit quality and short term maturity of the Portfolio’s investments. In order to maintain a share value of $1.00, the Portfolio may reduce the number of shares held by its shareholders.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use different investment strategies that involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized on the following page:

8
MERRILL LYNCH MONEY RESERVE PORTFOLIO

INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/ semi-annual reports.

[Money Reserve Portfolio Chart]
OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH MONEY RESERVE PORTFOLIO
9

Table  of  Contents
Merrill Lynch Multiple Strategy Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Multiple Strategy Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	10

OTHER IMPORTANT INFORMATION

[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek high total investment return.

What are the Portfolio’s goals?

The Portfolio tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in U.S. and foreign equity and fixed income securities. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio usually invests more in equities than in fixed income securities. When it invests in fixed income securities, the Portfolio will select investment grade corporate securities, and obligations of U.S. or foreign governments and agencies or international organizations. The Portfolio can invest in securities denominated in foreign currencies. The Portfolio is non-diversified, which means that the Portfolio can invest more of its assets in fewer securities than most other funds.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up and down. These changes may occur because a particular stock market is rising or falling. Changes in the value of the Portfolio’s fixed income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of fixed income securities goes down. Changes in the value of the Portfolio’s equity and fixed income investments may also occur as the result of specific factors that affect the value of a particular investment. For certain debt instruments, these specific factors include the possibility that the issuer may default on its obligation. If the value of the Portfolio’s investments goes down, you may lose money.

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total investment return  — the combination of capital appreciation (from increases or decreases in market value of investments) and current income (from interest or dividends).

Equities  — securities representing ownership of a company (“stock”) or securities whose price is linked to the value of securities that represent company ownership.

Fixed income securities  — instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Investment grade  — fixed income securities may be rated according to their credit quality. Securities with credit quality equivalent to any of the four highest rating categories can be called “investment grade.”

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO
3

[KEY FACTS ICON] Key Facts

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s performance. This helps the Portfolio’s performance when its investments are successful, but hurts the Portfolio’s performance when its investments are unsuccessful.

The Portfolio can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are investing for long term goals

• Want a professionally managed portfolio

•	Are looking for exposure to a variety of asset classes, including investments in foreign markets

•	Are willing to accept higher risk in exchange for potentially higher long term returns

•	Are not looking for a significant amount of current income

4
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

RISK/ RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the S&P 500 Index and the Weighted Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Multiple Strategy Portfolio

1990	4.91
1991	25.97
1992	4.35
1993	16.66
1994	-5.05
1995	17.55
1996	14.32
1997	19.17
1998	10.83
1999	20.21

During the ten year period shown in the bar chart, the highest return for a quarter was 13.91% (quarter ended December 31, 1999) and the lowest return for a quarter was -10.85% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Multiple Strategy Portfolio	20.21%	16.36%	12.54%

S&P 500 Index*	21.04%	28.54%	18.20%

Weighted Index**	9.12%	17.92%	13.05%

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

**	This unmanaged index, which is an equally weighted blend of the S&P 500 Index and the Merrill Lynch U.S. Corporate & Government Master Index, is comprised of common stocks as well as investment-grade bonds. Past performance is not predictive of future performance.

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO
5

[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Multiple Strategy Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset
Value:	1999†	1998†	1997†	1996†	1995†

Per Share Operating Performance:

Net asset value, beginning of year	$18.17	$18.97	$17.13	$17.24	$16.22

Investment income — net	.35	.43	.47	.53	.56

Realized and unrealized gain on investments and foreign currency transactions — net	2.99	1.35	2.57	1.63	2.03

Total from investment operations	3.34	1.78	3.04	2.16	2.59

Less dividends and distributions:
Investment income — net	(.70)	(.57)	(.29)	(.60)	(.48)
In excess of investment income — net	(.06)	—	—	—	—
Realized gain on investments — net	(2.56)	(2.01)	(.91)	(1.67)	(1.09)

Total dividends and distributions	(3.32)	(2.58)	(1.20)	(2.27)	(1.57)

Net asset value, end of year	$18.19	$18.17	$18.97	$17.13	$17.24

Total Investment Return:*

Based on net asset value per share	20.21%	10.83%	19.17%	14.32%	17.55%

Ratios to Average Net Assets:

Expenses	.39%	.38%	.39%	.39%	.38%

Investment income — net	2.00%	2.45%	2.65%	3.26%	3.44%

Supplemental Data:

Net assets, end of year (in thousands)	$1,442,018	$1,340,253	$1,329,531	$1,211,185	$1,169,357

Portfolio turnover	106.04%	110.08%	108.41%	143.82%	140.83%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
6
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

HOW THE PORTFOLIO INVESTS

The Portfolio can invest in both equity securities and fixed income securities. The equity securities in which the Portfolio invests consist of:

•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks

The fixed income securities in which the Portfolio invests consist of:

•	Short, intermediate, and long term U.S. and foreign government debt securities
•	Short, intermediate, and long term investment grade corporate debt securities and asset backed securities
•	Money market securities

The Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities. The Portfolio will usually hold at least some equity securities and some fixed income securities.

The Portfolio will invest primarily in U.S. securities, but may invest up to 25% of its total assets in foreign securities. At the present time, the Portfolio expects its foreign investments will be focused on Canada, Western Europe, the Far East, and Latin America.

The Portfolio’s management will select the percentages of the total portfolio invested in equity securities and fixed income securities, as well as the geographic allocation of the Portfolio’s investments, based on its views of general economic and financial trends in various countries and industries. Portfolio management may place particular emphasis on the following considerations:

•	Inflation
•	Commodity prices
•	The direction of interest and currency movements
•	Estimates of growth in industrial output and profits and
•	Government fiscal policies

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Options  — exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period.

Futures  — exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO
7

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

ABOUT THE PORTFOLIO MANAGER

Thomas R. Robinson has served as the Portfolio Manager of the Multiple Strategy Portfolio since November 1995, and is primarily responsible for the Portfolio’s day-to-day management. He has served as a First Vice President of MLAM since 1997 and Vice President from 1996 to 1997.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

Portfolio management’s analysis of economic and financial trends does not guarantee successful results.

The Portfolio’s management will seek to allocate the Portfolio’s investments among the various types of securities in which the Portfolio may invest in a manner that it believes will best capitalize on the economic and financial trends that it perceives. For example, if the Portfolio’s management believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed income investments. Similarly, if the Portfolio’s management believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region, the Portfolio may emphasize equity investments in that country or region. There is no guarantee that Portfolio management will be able to correctly forecast economic or financial trends or be able to select investments that will benefit from the trends perceived by Portfolio management.

The Portfolio may also invest in fixed income securities, including U.S. and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by Standard & Poor’s Ratings Group or Moody’s Investor’s Service, Inc., or unrated securities which, in the opinion of Portfolio management, are of comparable quality. The Portfolio may invest in fixed income securities of any maturity. Changes in the value of fixed income securities may occur in response to interest rate movements. Generally, when interest rates go up, the value of most fixed income securities goes down. In most cases, when interest rates go up, the value of fixed income securities with longer term maturities goes down more than the value of fixed income securities with shorter maturities. Because the Portfolio may invest a substantial portion of its assets in fixed income securities with long term maturities, rising interest rates may cause the value of the Portfolio’s fixed income investments to decline significantly.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot

8
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not to do so.

The Portfolio may also invest in securities the potential return of which is based on the change in the specified interest rate or equity index (an “indexed note”). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”). The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an “inverse note”). Inverse notes generally change in value in a manner that is opposite to most fixed income securities — that is, interest rates or principal payments on inverse notes increase when the underlying interest or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Portfolio’s investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table on the following page and the Other Important Information section of this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO
9

[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

The Portfolio may use different investment strategies that involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized below:

INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Multiple Strategy Portfolio Chart]

10
MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH MULTIPLE STRATEGY PORTFOLIO
11

Table  of  Contents
Merrill Lynch Natural Resources Portfolio

PAGE
[KEY FACTS ICON]
KEY FACTS

Merrill Lynch Natural Resources Portfolio at a Glance	3

Risk/Return Bar Chart	5

Financial Highlights	6

[DETAILS ABOUT THE PORTFOLIO ICON]
DETAILS ABOUT THE PORTFOLIO

How the Portfolio Invests	7

Investment Risks	10

OTHER IMPORTANT INFORMATION
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-3

How to Buy and Sell Shares	A-12

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

MERRILL LYNCH NATURAL RESOURCES PORTFOLIO AT A GLANCE

What is the Portfolio’s investment objective?

The investment objective of the Portfolio is to seek capital appreciation and to seek to protect the purchasing power of shareholders’ capital by investing primarily in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

What are the Portfolio’s goals?

The Portfolio tries to choose investments that will increase in value and that, during inflationary periods, will increase in value at a rate that is at least approximately equal to the rate of inflation. We cannot guarantee that the Portfolio will achieve its goals.

What are the Portfolio’s main investment strategies?

The Portfolio invests in equity securities of companies with substantial natural resources assets. The Portfolio normally invests in a portfolio consisting of companies from a variety of natural resource-related sectors, such as mining, energy, chemicals, paper, steel, or agriculture. Under certain economic circumstances, however, the Portfolio may concentrate its investments in one or more of these sectors (although under usual circumstances the Portfolio will not invest more than 25% of its total assets in any one industry within a sector). The Portfolio is a non-diversified fund, which means that it can invest more of its assets in fewer companies than other funds. The Portfolio can invest in both U.S. and non-U.S. companies, and in securities denominated in either U.S. dollars or foreign currencies.

What are the main risks of investing in the Portfolio?

As with any mutual fund, the value of the Portfolio’s investments — and therefore the value of Portfolio shares — may go up or down. These changes may occur because a particular stock market is rising or falling or as the result of specified factors that affect particular investments. If the value of the Portfolio’s investments goes down, you may lose money.

As a sector fund investing in companies with natural resource assets, the Portfolio is subject to the risks associated with natural resource investments, in addition to the general risk of the stock market. This means the Portfolio is more vulnerable to the price movements of natural resources and factors

Key Facts [KEY FACTS ICON]
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity securities  — securities representing ownership of a company, such as common stock or preferred stock, as well as derivative instruments the value of which is based on a common stock or group of common stocks, such as options and futures.

Natural resource assets  — materials with economic value that are directly or indirectly derived from natural sources, such as metals, fuels, timber, undeveloped land and agricultural products.

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[KEY FACTS ICON] Key Facts

that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors more than a more broadly diversified mutual fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices. The Portfolio should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

The Portfolio may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Portfolio is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s performance. This helps the Portfolio’s performance when its investments are successful, but hurts the Portfolio’s performance when its investments are unsuccessful.

Who should invest?

The Portfolio may be an appropriate investment to fund a portion of a variable life insurance policy for policy owners who:

•	Are looking for capital appreciation for long term goals

•	Want a professionally managed portfolio

•	Want to diversify the types of investment funding their policy

•	Are looking for exposure to companies with natural resource assets

•	Are willing to accept the risks of foreign investing in exchange for potentially higher long term returns

•	Are not looking for current income

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MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance for each of the past ten calendar years. The table compares the average annual total returns for the Portfolio’s shares for the periods shown with the S&P Industrials Index, the Lipper Natural Resources Average and the Consumer Price Index. How the Portfolio performed in the past is not necessarily an indication of how the Portfolio will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

[BAR CHART]

Merrill Lynch Natural Resources Portfolio

1990	-6.18
1991	1.67
1992	1.35
1993	11.65
1994	0.88
1995	12.22
1996	14.72
1997	-10.97
1998	-13.57
1999	25.50

During the ten year period shown in the bar chart, the highest return for a quarter was 17.28% (quarter ended June 30, 1989) and the lowest return for a quarter was -19.68% (quarter ended December 31, 1997).

Average Annual Total Returns
(as of the calendar year ended	Past	Past	Past
December 31, 1999)	One Year	Five Years	Ten Years

Merrill Lynch Series: Natural Resources Portfolio	25.50%	4.45%	3.08%

S&P Industrials Index*	25.90%	29.56%	18.95%

Lipper Natural Resources Average**	29.61%	9.40%	6.09%

Consumer Price Index***	2.68%	2.34%	2.93%

*	This unmanaged index measures the pattern of movements of the common stocks of 400 large industrial companies and their weighting by capitalization. Past performance is not predictive of future performance.

**	This unmanaged index is comprised of all US Mutual Funds classified by Lipper Analytical Services Inc. as natural resource-related funds. Past performance is not predictive of future performance.

***	This unmanaged index is the most widely used index of price changes over time and is designed to measure changes in the typical market basket of purchases by urban consumers. Past performance is not predictive of future performance.

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[KEY FACTS ICON] Key Facts
FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Merrill Lynch Series Fund, Inc.’s annual report to shareholders, which is available upon request.

	Natural Resources Portfolio

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	1999†	1998†	1997†	1996†	1995

Per Share Operating Performance:

Net asset value, beginning of year	$6.86	$8.12	$9.19	$8.17	$7.43

Investment income — net	.11	.15	.14	.16	.17

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	1.60	(1.23)	(1.14)	1.03	.73

Total from investment operations	1.71	(1.08)	(1.00)	1.19	.90

Less dividends and distributions:
Investment income — net	(.27)	(.18)	(.07)	(.17)	(.16)

Total dividends and distributions	(.27)	(.18)	(.07)	(.17)	(.16)

Net asset value, end of year	$8.30	$6.86	$8.12	$9.19	$8.17

Total Investment Return:*

Based on net asset value per share	25.50%	(13.57)%	(10.97)%	14.72%	12.22%

Ratios To Average Net Assets:

Expenses, net of reimbursement	.50%	.50%	.50%	.50%	.47%

Expenses	.59%	.63%	.59%	.57%	.47%

Investment income — net	1.40%	1.94%	1.65%	1.79%	1.99%

Supplemental Data:

Net assets, end of year (in thousands)	$12,764	$11,764	$17,352	$25,029	$21,035

Portfolio turnover	73.71%	29.62%	24.10%	31.29%	38.50%

*	Total investment returns exclude insurance-related fees and expenses.

†	Based on average shares outstanding.
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HOW THE PORTFOLIO INVESTS

The Portfolio will invest in a portfolio primarily consisting of equity securities of U.S. and non-U.S. companies. Equity securities consist of:

•	Common stock

•	Preferred stock

•	Securities convertible into common stock

•	Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

The Portfolio will focus on investments in common stock. The Portfolio may also invest up to 35% of its total assets in non-convertible debt securities.

The Portfolio invests in companies with substantial natural resource assets. In the opinion of Portfolio management, a company has substantial natural resource assets when the company’s market value or profitability is significantly affected by changes in the value of a natural resource. The Portfolio will not invest directly in natural resource assets but may invest in derivative securities, such as futures and options, the value of which are tied to the value of a natural resource asset or natural resource-related index. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in companies with substantial natural resource assets and natural resource-related derivatives.

The Portfolio’s management chooses equity securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Portfolio seeks to allocate its investments to natural resource-related economic sectors the Portfolio’s management believes have the potential to outperform other economic sectors due to factors such as supply-and-demand trends and global economic conditions. “Bottom up” means that the Portfolio also selects investments based on management’s assessment of the earnings prospects of individual companies. When assessing individual companies, the Portfolio seeks to invest in companies that the Portfolio’s management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less that what the Portfolio believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these

Details About the Portfolio [DETAILS ABOUT THE PORTFOLIO ICON]
Preferred stock  — a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

Options  — exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period.

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[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

Futures  — exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

Index  — a measure of value or rate.

Commodity  — a tangible asset such as copper, tin, heating oil, coffee, natural gas or wheat.

ABOUT THE PORTFOLIO MANAGER

Robert M. Shearer has served as the Portfolio Manager of the Natural Resources Portfolio since December 1997, and is primarily responsible for the Portfolio’s day-to-day management. Mr. Shearer has served as First Vice President of MLAM since January 1998. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Fund, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management.

ABOUT THE INVESTMENT ADVISER

The Portfolio is managed by Merrill Lynch Asset Management.

areas. Portfolio management may also determine a company is undervalued if its stock price is down because of temporary factors from which Portfolio management believes the company will recover.

The Portfolio will focus on attempting to identify companies that are undervalued relative to the value underlying natural resource assets. In seeking to identify such companies, Portfolio management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Portfolio management.

The Portfolio’s concentration in the securities of companies with substantial natural resource assets will expose the Portfolio to the price movements of natural resources to a greater extent than a more broadly diversified mutual Portfolio. The Portfolio is vulnerable to the price movements of natural resources and factors that particularly affect the mining, energy, chemicals, paper, steel or agriculture sectors. Because the Portfolio invests primarily in these economic sectors, there is the risk that the Portfolio will perform poorly during an economic downturn or a slump in demand for natural resources. The Portfolio should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

The Portfolio may also invest in debt securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed note”). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of a securities index, such as the AMEX Oil & Gas Index, or of a natural resource commodity, such as gold or oil. The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index (an “inverse note”). Inverse notes generally change in value in a manner that is opposite to most fixed income securities — that is, interest rates or principal payments on inverse notes increase when the underlying equity index or commodity decreases. Certain indexed notes and inverse notes have greater sensitivity to changes in commodity prices or equity index levels than other securities, and the Portfolio’s investments in such instruments may decline in value significantly if the equity index or commodity levels move in a manner not anticipated by Portfolio management. For more information regarding these securities and other types of derivatives in which the Portfolio may invest, please see the table on page 10 and the Other Important Information section of this Prospectus.

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MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Portfolio may invest in foreign companies in developed markets, such as Canada and Australia, or in emerging markets, such as South Africa, Russia or Latin American countries. Foreign securities involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. The risks of foreign securities are typically much greater for emerging markets. Emerging market countries are often less politically and economically stable than developed countries, and more likely to suffer from serious adverse economic circumstances such as hyperinflation, currency devaluation or extremely high interest rate levels. In addition, reliable information about individual companies may be difficult to obtain in many emerging markets.

When Portfolio management anticipates significant economic, political or financial instability, such as high inflationary pressures or upheaval in the foreign currency exchange markets, the Portfolio may invest a majority of Portfolio assets in companies that explore for, extract, process or deal in gold or in indexed securities that are indexed to the value of gold bullion.

The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio’s return on investments denominated in foreign currencies will be effected by changes in currency exchange rates. The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Portfolio is not required to hedge and may choose not to do so. The Portfolio may also engage in other types of transactions involving derivatives, as set forth in the table on the following page and described in detail in the Other Important Information section of this Prospectus.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

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[DETAILS ABOUT THE PORTFOLIO ICON] Details About the Portfolio

The Portfolio may use different investment strategies which involve various types of risk. Some of the strategies that this Portfolio may use and the types of risk involved are summarized below:
INVESTMENT RISKS

This table shows some of the investment strategies (other than the main investment strategies) that the Portfolio may use and the investment limitations, if any, as a percentage of total Portfolio assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Portfolio’s annual/semi-annual reports.

[Natural Resources Portfolio Chart]

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MERRILL LYNCH NATURAL RESOURCES PORTFOLIO

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Portfolio is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Portfolio, including how it invests, please see the Statement of Additional Information.

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Table  of  Contents
OTHER IMPORTANT INFORMATION
Merrill Lynch Series Fund, Inc.

This Other Important Information section constitutes part of the Prospectus for the shares of Merrill Lynch Balanced Portfolio, Merrill Lynch Capital Stock Portfolio, Merrill Lynch Global Strategy Portfolio, Merrill Lynch Growth Stock Portfolio, Merrill Lynch High Yield Portfolio, Merrill Lynch Intermediate Government Bond Portfolio, Merrill Lynch Long Term Corporate Bond Portfolio, Merrill Lynch Money Reserve Portfolio, Merrill Lynch Multiple Strategy Portfolio and Merrill Lynch Natural Resources Portfolio (hereinafter referred to as the “Portfolios” or individually as a “Portfolio”).

PAGE
[YOUR ACCOUNT ICON]
YOUR ACCOUNT

The Insurance Companies	A-3

Investment Strategies	A-4

How to Buy and Sell Shares	A-12

How Shares are Priced	A-13

Dividends and Taxes	A-13

[MANAGEMENT OF THE PORTFOLIO ICON]
MANAGEMENT OF THE PORTFOLIO

Merrill Lynch Asset Management	A-14

Additional Information	A-15

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERRILL LYNCH SERIES FUND, INC.

THE INSURANCE COMPANIES

Shares of the Portfolios currently are sold only to separate accounts of the Merrill Lynch Life Insurance Companies, as defined below, and Monarch Life Insurance Company’s Variable Account A (currently administered by the Merrill Lynch Life Insurance Companies) (collectively, the “Accounts”) to fund benefits under Variable Life Insurance Policies (the “Policies”) issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the “Merrill Lynch Insurance Companies”), and Monarch Life Insurance Company (“Monarch” and, together with the Merrill Lynch Life Insurance Companies, the “Insurance Companies”). The investment adviser of the Merrill Lynch Series Fund, Inc. (the “Fund”), Merrill Lynch Asset Management, L.P. (the “Investment Adviser”), is also a wholly owned subsidiary of Merrill Lynch & Co., Inc. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner, which are set forth in the Policy. A Policy owner has no interest in the shares of a Portfolio, but only in the Policy. A Policy is described in the prospectus for that Policy. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Portfolio, and any distributions on such shares, and the benefits provided under a Policy. The prospectus for the Policy also describes various fees payable to the Insurance Companies and charges to the separate accounts made by the Insurance Companies with respect to the Policy. Since shares of the Portfolios will be sold only to the Insurance Companies for the Accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

It is possible that differences might arise among the Accounts and that such differences could be considered material conflicts. Such a material conflict could arise due to changes in the law (such as state insurance law or federal tax law) which affect the various Accounts. It could also arise by reason of differences in voting instructions from Policyowners of one or more of the Merrill Lynch Insurance Companies or Monarch, or for other reasons. The Insurance Companies will monitor events to identify such conflicts and to determine how to respond to such conflicts. If such a conflict occurs, an Insurance Company may be required to eliminate one or more divisions of its Account investing in the Fund or substitute a new Portfolio for a Portfolio in which a division invests.

Your Account [YOUR ACCOUNT ICON]
MERRILL LYNCH SERIES FUND, INC.

[YOUR ACCOUNT ICON] Your Account
INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Portfolios. The forepart of this Prospectus indicates which of the following strategies may be used by each Portfolio. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any mutual fund, there can be no guarantee that a Portfolio will meet its goals or that a Portfolio’s performance will be positive for any period of time.

Borrowing and Leverage  — Each Portfolio may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Portfolio shares and in the Portfolio’s yield. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio’s return. Certain securities that each Portfolio buys may create leverage including, for example, options.

Short Term Investments  — Each Portfolio will normally invest a portion of its assets in short term debt securities, such as commercial paper or treasury bills. As a temporary measure for defensive purposes, each Portfolio may invest more heavily in these securities, without limitation. A Portfolio may also increase its investment in these securities when Portfolio management is unable to find enough attractive long term investments, to reduce exposure to long term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short term investments may therefore limit the potential for a Portfolio to achieve its investment objective. Short term investments involve credit risk.

Repurchase Agreements  — Each Portfolio may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short term cash, but involve the risk that the seller will fail to repurchase the security and that the Portfolio will have to attempt to sell the security in the market for its current value, which may be less than the amount the Portfolio paid for the security. Repurchase agreements involve credit risk.

Securities Lending  — Each Portfolio may lend a portion of its portfolio securities. A Portfolio may lend securities to financial institutions in return for collateral in the form of liquid securities or cash. A Portfolio making a securities loan will either receive a fee from the borrower or pay the borrower interest in

MERRILL LYNCH SERIES FUND, INC.

return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Portfolio’s security, the Portfolio will have to attempt to liquidate the borrower’s collateral, which may be worth less than the Portfolio’s security. Securities loans involve leverage risk and credit risk.

Short Term Trading  — Each Portfolio can buy and sell securities whenever it sees a market opportunity, and therefore each Portfolio may engage in short term trading. Short term trading may increase a Portfolio’s expenses and have tax consequences. Short term trading involves market risk and selection risk.

When Issued Securities, Delayed Delivery Securities and Forward Commitments  — When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds,” are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Foreign Securities  — Certain Portfolios may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Portfolio will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging

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[YOUR ACCOUNT ICON] Your Account

markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Restricted and Illiquid Securities — Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options  — Certain Portfolios can sell covered call options, which are options that give the purchaser the right to require a Portfolio to sell a security owned by the Portfolio to the purchaser at a specified price within a limited time period. These Portfolios may also sell the purchaser a right to require the Portfolio to make a payment based on the level of an index that is closely correlated with some of the Portfolio’s holdings. A Portfolio will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Portfolio will partially offset any losses on the underlying security. By writing a covered call option, however, a Portfolio limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Covered Put Options  — Certain Portfolios can write (i.e., sell) covered put options, which are options that give the purchaser the right to require a Portfolio to buy the underlying security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Portfolio receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying security.

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Indexed Derivative Securities — Certain Portfolios may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some Portfolios may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Portfolio to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Portfolio’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options  — Certain Portfolios may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

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[YOUR ACCOUNT ICON] Your Account

The Portfolios will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Portfolio can fully implement its investment strategy. The Natural Resources, Global Strategy and Multiple Strategy Portfolios may use options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Portfolio or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Portfolio, in which case losses on the holdings being hedged may not be reduced.

Currency Contracts  — Certain Portfolios may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Portfolio. In order to seek to limit such changes, certain Portfolios may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Portfolio holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Portfolio or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced. A Portfolio may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Portfolio’s currency hedging, if attempted, will be successful. A Portfolio may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

MERRILL LYNCH SERIES FUND, INC.

TYPES OF INVESTMENT RISKS

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Portfolio.

Correlation Risk  — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Portfolio management. Correlation risk is associated with hedging transactions, in which a Portfolio uses a derivative to offset the risk that other Portfolio holdings may decrease in value or that potential investment opportunities may increase in value before the Portfolio can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings or potential holdings being hedged may not be reduced.

Credit Risk  — The risk that the issuer of an investment or other party to a trade will be unable to honor its obligations to a Portfolio. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk  — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk  — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Leverage Risk  — The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk  — The risk that certain securities may be difficult or impossible to sell at the time that a Portfolio would like or at the price that a Portfolio believes the security is currently worth.

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Market Risk/Interest Rate Risk — The risk that the entire market will undergo an unanticipated change in value, including the possibility that the market will go down sharply and unpredictably. For fixed income investments, this includes the risk that the value of an investment will decrease as a result of changes in interest rates. Generally, when interest rates increase, fixed income securities decrease in value and longer term fixed income securities decrease in value more than short term fixed income securities.

Political Risk  — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk  — The risk that a specific Portfolio investment will underperform the market.

Valuation Risk  — The risk that a Portfolio has valued an investment at a higher price than it can actually obtain upon a sale.

SPECIAL RISKS ASSOCIATED WITH
FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk  — Since the Portfolios may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

MERRILL LYNCH SERIES FUND, INC.

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Portfolio’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Portfolio’s operations.

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

•	Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Portfolio’s to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Portfolio’s assets may be uninvested and not earning returns. A Portfolio may miss investment opportunities or be unable to sell an investment because of these delays.

Certain Risks of Holding Fund Assets Outside the United States  — A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense

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of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for a Portfolio than investment companies invested only in the U.S.

European Economic and Monetary Union (“EMU”)  — A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which a Portfolio invests, a Portfolio could be adversely affected:

•	If the transition to the euro, or EMU as a whole, does not proceed as planned

•	If a participating country withdraws from EMU

•	If the computing, accounting and trading systems used by a Portfolio’s service providers, or by other entities with which a Portfolio or its service providers do business, are not capable of recognizing the euro as a distinct currency

HOW TO BUY AND SELL SHARES

The Fund continuously offers shares in each of its Portfolios, without sales charge, to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Portfolio after an order is placed.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Fund will redeem all full and fractional shares of the Portfolios for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

MERRILL LYNCH SERIES FUND, INC.

Net asset value  — the market value of the Portfolio’s total assets after deducting liabilities divided by the number of shares outstanding.

Dividends  — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Portfolio shares as they are paid.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Portfolio calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. Securities held by the Money Reserve Portfolio with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Money Reserve Portfolio amortizes the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining the price for the purchase or redemption of shares is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by a Portfolio may trade on weekends or other days when a Portfolio does not price its shares. As a result, the Portfolio’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Portfolio’s shares. The Money Reserve Portfolio will generally maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

The Money Reserve Portfolio will declare dividends daily and will reinvest dividends monthly in additional full and fractional shares of the Portfolio. The Intermediate Government Bond, High Yield and Long Term Corporate Bond Portfolios will declare dividends monthly and reinvest dividends monthly in additional shares of those Portfolios. The Natural Resources, Global Strategy, Balanced, Capital Stock, Growth Stock and Multiple Strategy Portfolios will declare dividends at least semi-annually and will reinvest dividends at least semi-annually in additional shares of the respective Portfolios.

Dividends paid by the Fund may be included in an Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Policy.

MERRILL LYNCH SERIES FUND, INC.

MERRILL LYNCH ASSET MANAGEMENT

Merrill Lynch Asset Management, the Fund’s Investment Adviser, manages the Fund’s investments and its business operations under the overall supervision of the Fund’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives. For the fiscal year ended December 31, 1999, the Investment Adviser received a management fee of $11,713,011, of which $1,837,853 related to the Money Reserve Portfolio (representing .32% of its average net assets), $746,399 related to the Intermediate Government Bond Portfolio (representing .32% of its average net assets), $411,847 related to the Long Term Corporate Bond Portfolio (representing .32% of its average net assets), $365,404 related to the High Yield Portfolio (representing .32% of its average net assets), $1,204,735 related to the Capital Stock Portfolio (representing .32% of its average net assets), $1,642,499 related to the Growth Stock Portfolio (representing .32% of its average net assets), $4,355,147 related to the Multiple Strategy Portfolio (representing .32% of its average net assets), $42,651 related to the Natural Resources Portfolio (representing .32% of its average net assets), $718,504 related to the Global Strategy Portfolio (representing .32% of its average net assets), and $387,972 related to the Balanced Portfolio (representing .32% of its average net assets).

Pursuant to an amended Reimbursement Agreement among Monarch, the Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”), Monarch reimburses the expenses of each Portfolio which exceeds 0.50% of its average daily net assets. For the fiscal year ended December 31, 1999, Monarch reimbursed a total of $11,447 in expenses, all of which were attributed to the Natural Resources Portfolio.

Merrill Lynch Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 40 registered investment companies. Merrill Lynch Asset Management is part of the Asset Management Group of Merrill Lynch & Co., Inc., which had approximately $559 billion in investment company and other portfolio assets under management as of February 2000. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the “Year 2000 Problem”). It is still possible that some computer systems could malfunction in the future because of the

Management of the Portfolio [MANAGEMENT OF THE PORTFOLIO ICON]

MERRILL LYNCH SERIES FUND, INC.

Year 2000 Problem or as a result of actions taken to address the year 2000 problem. Fund management does not anticipate that its services or those of the Fund’s other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, the Fund and its investments could be negatively affected.
ADDITIONAL INFORMATION

Investment Adviser  — Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Fund.

Independent Auditors  — Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund.

Custodian  — The Bank of New York, 100 Church Street, New York, New York 10286, acts as Custodian of the Fund’s assets.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Portfolio and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel  — Clifford Chance Rogers & Wells LLP, New York, New York, is counsel for the Fund.

MERRILL LYNCH SERIES FUND, INC.

   For More Information [FOR MORE INFORMATION ICON]

Shareholder Reports
Additional information about the investments of each Portfolio is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year. You may obtain these reports at no cost by calling (609) 282-2800.

Statement of Additional Information
The Fund’s Statement of Additional Information contains further information about each Portfolio and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Merrill Lynch Series Fund, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling (609) 282-2800.

Contact the Fund at the telephone number or address indicated above if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.
Investment Company Act file nos. 2-69062 and 811-3091
Code #19057-0499

[Merrill Lynch LOGO]
Merrill Lynch Series
Fund, Inc.

LOGO
April 4, 2000

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Series Fund, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

      Merrill Lynch Series Fund, Inc. (the “Fund”) is an open-end management investment company which has a wide range of investment objectives among its ten separate Portfolios: Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long Term Corporate Bond Portfolio, High Yield Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio, Global Strategy Portfolio and Balanced Portfolio. Each Portfolio is in effect a separate fund issuing its own shares.

      The shares of the Portfolios will be sold only to separate accounts of the Merrill Lynch Insurance Companies, as defined below, and Monarch Life Insurance Company’s Variable Account A (collectively, the “Accounts”) to fund benefits under Variable Life Insurance Policies (the “Policies”) issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc. (collectively, the “Merrill Lynch Insurance Companies”), and Monarch Life Insurance Company (“Monarch” and, together with the Merrill Lynch Insurance Companies, the “Insurance Companies”). The investment adviser of the Fund, Merrill Lynch Asset Management, L.P. (the “Investment Adviser”), is also a wholly owned subsidiary of Merrill Lynch & Co., Inc. The Accounts invest in shares of the Fund in accordance with allocation instructions received from Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Policies. The Insurance Companies redeem shares to the extent necessary to provide benefits under the Policies.

      This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund (the “Prospectus”) dated April 4, 2000, which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon oral or written request without charge, by calling (800) MER-FUND or by writing the Fund at the above address. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. The Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling 800-456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. (Eastern time) on any business day.

Merrill Lynch Asset Management — Investment Adviser

Merrill Lynch Funds Distributor, a division of
Princeton Funds Distributor, Inc. — Distributor

The date of this Statement of Additional Information is April 4, 2000.

MATURITY OF FIXED INCOME INVESTMENTS

      Certain Portfolios that invest in fixed income securities have limits on the maturity of each fixed income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Portfolio will consider a fixed income security’s maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that

•	for a security with an unconditional put entitling a Portfolio to receive the security’s approximate amortized cost, the maturity will be considered to be the next put date;

•	for mortgage backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Portfolio manager believes to be reasonable;

•	for a variable or floating rate investment grade security that the Portfolio manager believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and

•	for a Portfolio that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

INVESTMENT RESTRICTIONS

Restrictions Applicable to All of the Portfolios

      The Fund has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. The Fund may not issue senior securities (except to the extent that borrowings under item (9) below exceeding 5% may be deemed to be senior securities under the Investment Company Act) and, subject to the separate restrictions on the types of securities in which the Money Reserve and Intermediate Government Bond Portfolios may invest as set forth below, each Portfolio of the Fund may not:

1. Except with respect to the Natural Resources and Global Strategy Portfolios, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction), except for the Natural Resources Portfolio, which when management anticipates significant economic, political or financial instability, may, subject to the diversification requirements of the Internal Revenue Code of 1986 (the “Code”) relating to qualification under the Code as a regulated investment company, invest more than 25% of its total assets in gold-related companies.

3. Alone, or together with any other Portfolio or Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer’s commission or profit, other than customary broker’s commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio’s total assets, taken at market value, would be invested in such securities.

5. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that any Portfolio may purchase securities of issuers which invest or deal in any of the above and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may engage in transactions in currency, forward currency contracts, futures contracts and options thereon and the Natural Resources Portfolio may purchase, sell or otherwise invest or deal in commodities or commodity contracts. (As a matter of operating policy, however, the Natural Resources Portfolio at present does not intend to engage in transactions in commodities or commodity contracts, other than foreign currency, futures contracts and options on futures.)

6. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may make margin payments in connection with transactions in options, forward currency contracts, futures contracts and options on futures contracts) or make short sales of securities or maintain a short position (except that the Multiple Strategy Portfolio, Natural Resources and Global Strategy Portfolios may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts).

7. Make loans, except as provided in (8) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations not being considered the making of a loan).

8. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under “Other Important Information— Investment Strategies— Securities Lending” in the Prospectus.

9. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes.

10. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (9) above (and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio’s total assets, taken at market value at the time thereof), and except as may be necessary for the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio in connection with transactions in options, forward currency contracts, futures contracts and options on futures contracts. In order to comply with certain state statutes, each Portfolio, other than the Multiple Strategy Portfolio, Natural Resources Portfolio or Global Strategy Portfolio, will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfolio’s shares at the maximum offering price.

11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, (the “Securities Act”) in selling portfolio securities.

12. Except for the Multiple Strategy, Natural Resources and Global Strategy Portfolios, write, purchase or sell puts, calls or combinations thereof, except that the Capital Stock Portfolio and the Balanced Portfolio may write covered call options.

13. Except with respect to the Capital Stock Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio, invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, and in the case of the Capital Stock Portfolio 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities;

provided, however, that up to 25% of the total assets of such Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the “NYSE”). (As a matter of operating policy, however, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities. In addition, the Balanced Portfolio, as a matter of operating policy, does not intend to invest any portion of its assets in the securities of foreign issuers.) See “Other Important Information— Investment Strategies— Foreign Securities” in the Prospectus. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer’s securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

14. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with individually managed accounts advised or sponsored by Merrill Lynch Asset Management L.P. (the “Investment Adviser”) or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

15. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the Investment Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

      Non-Diversified Status. The Intermediate Government Bond, High Yield, Long Term Corporate Bond, Money Reserve, Global Strategy, Natural Resources, and Multiple Strategy Portfolios (“non-diversified portfolios”), are classified as non-diversified within the meaning of the Investment Company Act, which means that the non-diversified portfolios are not limited by such Act in the proportion of assets that they may invest in securities of a single issuer. However, a non-diversified portfolio’s investments will be limited so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify, among other requirements, a non-diversified portfolio will limit its investments so that at the close of each quarter of the taxable year, (i) not more than 25% of the market value of a non-diversified portfolio’s total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and a non-diversified portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A non-diversified portfolio which elects to be classified as “diversified” under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that a non-diversified portfolio assumes large positions in the securities of a small number of issuers, the non-diversified portfolio’s returns may fluctuate to a greater extent than that of a diversified fund as a result of changes in the financial condition or in the market’s assessment of the issuers.

Restrictions Applicable Only to the Money Reserve and Intermediate Government Bond Portfolios

      The Money Reserve Portfolio may not invest in any security which is not a short-term money market security as described under “Investment Objectives and Policies of the Portfolios— Money Reserve Portfolio” in the Prospectus. The Intermediate Government Bond Portfolio may not invest in any security which is not issued or guaranteed by the U.S. Government or one of its agencies or which has a stated maturity greater than fifteen years from the date of purchase.

Special Considerations with respect to the Natural Resources Portfolio

      In determining compliance by the Natural Resources Portfolio with its policy on investing in the securities of issuers primarily engaged in the same industry, management will rely on the industrial classifications contained in the Standard & Poor’s Register of Corporations, Directors and Executives.

PORTFOLIO STRATEGIES

      Gold-Related Companies and Securities. Under certain circumstances, the Natural Resources Portfolio has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

      The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, the People’s Republic of China, the Philippines and Australia. Sales of gold by Russia and China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may affect significantly South African gold production.

      See “Portfolio Strategies— Foreign Securities” for special considerations in investments in foreign securities.

      The Portfolio should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Portfolio may not be appropriate as the exclusive investment to fund a variable life insurance policy (“Policy”) for all Policy owners.

      The Natural Resources Portfolio may seek to hedge against adverse currency fluctuations of its non-dollar denominated securities and other assets and liabilities by engaging in currency transactions, such as currency swaps and purchasing and selling options on currencies. The Portfolio is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indicies whose performance is substantially correlated with securities held in its portfolio, or on securities it intends to purchase and to purchase put options on securities held in its portfolio, and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities). See “Transactions in Options, Futures and Currency.”

      The Fund and Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., the distributor of the Fund’s shares, reserve the right to suspend the sale of shares of the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

      Forward Commitments. Portfolios may purchase U.S. Government securities and corporate bonds on a forward commitment basis at fixed purchase terms with periods of up to 45 days or, in the case of the Money Reserve Portfolio, 180 days between the commitment and settlement dates. The purchase will be recorded on the date a Portfolio enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Portfolio’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Portfolio will be established with The Bank of New York, Custodian of the Fund, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if management of the Fund deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Portfolios will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under “Investment Objectives and Policies of the Portfolios” in the Prospectus.

      Lending of Portfolio Securities. Subject to investment restriction (8) above, each Portfolio may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in amounts equal to at least 100% of the current market value of the loaned securities at all times while the loan is outstanding. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Portfolio will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Portfolio may pay reasonable finders’, administrative and custodial fees to persons unaffiliated with the Portfolio in connection with the arranging of such loans. The dividends, interest, and other distributions received by the Portfolio on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under “Dividends, Distributions and Taxes—Federal Income Taxes.” The Fund’s Portfolios intend to lend portfolio securities only to the extent that such activity does not jeopardize the Fund’s qualification as a regulated investment company under Subchapter M of the Code.

      Foreign Securities. No Portfolio, other than the Capital Stock Portfolio, Multiple Strategy Portfolio, Natural Resources Portfolio and the Global Strategy Portfolio, may invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio, other than the Multiple Strategy Portfolio. Natural Resources Portfolio or Global Strategy Portfolio, may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange (the “NYSE”). In order for shares of the Portfolios to remain eligible investments for the Accounts, the Fund has undertaken to comply with certain diversification requirements in accordance with state insurance laws. As a matter of operating policy, the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities, and the Capital Stock Portfolio will not invest in such securities if at the time of acquisition more than 20% of its total assets would be invested in such securities. In addition, as a matter of operating policy, the Balanced Portfolio will not invest any portion of its assets in the securities of foreign issuers.

      Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. The operating expense ratio of a Portfolio investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Portfolio, such as custodial and brokerage costs, are higher. Transaction costs in foreign securities may be higher. In addition, net investment income received by a Portfolio on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Portfolio’s net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Portfolio. As a matter of operating policy, no Portfolio which may invest in foreign securities (other than the Natural Resources Portfolio, Capital Stock Portfolio and Global Strategy Portfolio) may concentrate its investments in any particular foreign country, and each such Portfolio (other than the Multiple Strategy Portfolio, Capital Stock Portfolio, Natural Resources Portfolio and Global Strategy Portfolio) will purchase only securities issued in U.S. dollar denominations. A Portfolio’s return on investments in non-U.S. dollar denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Portfolio holds such investments.

      Investment in Eurodollar and Yankeedollar Obligations. As is discussed in the Prospectus, the Money Reserve Portfolio may invest in U.S. dollar-denominated obligations issued by foreign banks or branches or subsidiaries of U.S. or foreign banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). Investment in Eurodollar and Yankeedollar obligations may involve different risks from the risks of investing in obligations of U.S. banks. See “Other Portfolio Strategies—Foreign Securities” in the Prospectus. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar obligations may be held outside of the United States, and the Money Reserve Portfolio may be subject to the risks associated with the holding of such property overseas. Eurodollar obligations of the Money Reserve Portfolio held overseas will be held by foreign branches of the Custodian for the Money Reserve Portfolio or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

      The Investment Adviser will consider the above factors in making investments in Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Reserve Portfolio will limit its Eurodollar and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

      Liquidity. In order to assure that each Portfolio of the Fund has sufficient liquidity, as a matter of operating policy no Portfolio may invest more than 10% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.

      While no Portfolio may purchase illiquid securities in an amount exceeding 10% of its net assets, each Portfolio may purchase without regard to that limitation securities that are not registered under the Securities Act of 1933 (the “Securities Act”), but that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act, provided that the Fund’s Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

      Restricted Securities. From time to time each Portfolio may invest up to 10% of its assets in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registration, such resale may be permissible only in limited quantities. In either event, the Portfolio may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

      Standby Commitment Agreements. The High Yield Portfolio may from time to time enter into standby commitment agreements. Such agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of the portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with the Fund’s Custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Portfolio’s net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Transactions in Options, Futures and Currency

      Certain Portfolios of the Fund are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as “Strategic Instruments.”

      Indexed and Inverse Securities. The Money Reserve Portfolio, the Long Term Corporate Bond Portfolio, the Balanced Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio, the Intermediate Government Bond Portfolio and the Multiple Strategy Portfolio may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an “index”). As an illustration, a Portfolio may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 Index or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Natural Resources Portfolio, the Global Strategy Portfolio, and the Multiple Strategy Portfolio may invest in securities the potential return of which is based inversely on the change in an index. For example, these Portfolios may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

      Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed and inverse securities may provide portfolio management flexibility that permits Portfolios to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

      Purchasing Options. The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio purchases a put option, in consideration for an upfront payment (the “option premium”) the Portfolio acquires a right to sell to another party specified securities owned by the Portfolio at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Portfolio’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Portfolio will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized with the purchase of the put.

      The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio are each also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Portfolio purchases a call option, in consideration for the option premium the Portfolio acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Portfolio from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Portfolio is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Portfolio determines not to purchase a security underlying a call option, however, the Portfolio may lose the entire option premium.

      Each of the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Options. The Natural Resources Portfolio, the Global Strategy Portfolio, the Capital Stock Portfolio, the Balanced Portfolio and the Multiple Strategy Portfolio are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Portfolio writes a call option, in return for an option premium the Portfolio gives another party the right to buy specified securities owned by the Portfolio at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write call options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Portfolio will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Portfolio limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      The Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio each may also write put options on securities or securities indices. When a Portfolio writes a put option, in return for an option premium the Portfolio gives another party the right to sell to the Portfolio a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Portfolio may write put options to earn income, through the receipt of option premiums. In the event the party to which the Portfolio has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Portfolio will profit by the amount of the option premium. By writing a put option, however, the Portfolio will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Portfolio writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Portfolio for writing the put option. The Portfolio will write a put option on a security or a securities index only if the Portfolio would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options—for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”).

      Each of these Portfolios also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, a Portfolio will only write call or put options that are “covered.” A call or put option will be considered covered if the Portfolio has segregated assets with respect to such option in the manner described in “Risk Factors in Options, Futures and Currency Instruments” below. A call option will also be considered covered if a Portfolio owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. A Portfolio may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments” below.

     Futures

      The Natural Resources Portfolio and the Multiple Strategy Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Portfolio is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

      The sale of a futures contract limits a Portfolio’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or the Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

      A Portfolio will limit transactions in futures and options on futures to financial futures contracts (i.e. contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each of the Natural Resources Portfolio and the Multiple Strategy Portfolio will further limit transactions in futures and options on futures to the extent necessary to prevent the Portfolio from being deemed a “commodity pool” under regulations of the Commodity Futures Trading Commission.

     Foreign Exchange Transactions

      The Natural Resources Portfolio, the Global Strategy Portfolio, the Capital Stock Portfolio and the Multiple Strategy Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

      Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

      The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency, futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above.

      The Portfolios authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options in securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See “Options on Securities and Securities Indices—Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments” below.

      No Portfolio will speculate in Currency Instruments. Accordingly, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Portfolio will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

      Risk Factors in Hedging Foreign Currency Risks. While a Portfolio’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio’s shares, the net asset value of the Portfolio’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio’s hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements which do not occur, the Portfolio may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Options, Futures and Currency Instruments

      Use of strategic instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      Each Portfolio intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

      Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Portfolio to potential losses which exceed the amount originally invested by the Portfolio in such instruments. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

      Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Portfolio may invest. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Portfolio to ascertain a market value for such instruments. A Portfolio will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Each Portfolio has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Portfolio and margin deposits on the Portfolio’s existing OTC options on futures contracts exceed 15% of the net assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund’s shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Portfolio with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Strategic Instruments

      No Portfolio may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Portfolio may acquire securities indexed to a precious metal or other natural resource index.

MANAGEMENT OF THE FUND

      The directors and executive officers of the Fund and their principal occupations for at least the last five years, their ages and the public companies for which they serve as directors are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      TERRY K. GLENN (59)— President and Director (1)(2)— Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. (“FAM”) (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of Princeton Funds Distributor, Inc. (the “Distributor”) since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

      JACK B. SUNDERLAND (71)—Director(2)— P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

      STEPHEN B. SWENSRUD (66)—Director(2)— 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (financial consultants) since 1996; Principal, Fernwood Associates (financial consultants) since 1975.

      J. THOMAS TOUCHTON (61)— Director(2)— Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).

      ROBERT C. DOLL, JR. (45)— Senior Vice President (1)(2)— Senior Vice President of the Investment Adviser and MLAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

      JOSEPH T. MONAGLE, JR. (51)— Senior Vice President (1)(2)— Senior Vice President of the Investment Adviser and FAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1997; Senior Vice President of Princeton Services since 1993.

      DONALD C. BURKE (39)— Vice President and Treasurer (1)(2)— Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser since 1990.

      VINCENT T. LATHBURY, III (59)—Senior Vice President (1)(2)—First Vice President of the Investment Adviser since 1997; Portfolio Manager of the Investment Adviser since 1982; Vice President of the Investment Adviser from 1982 to 1997.

      KEVIN J. MCKENNA (43)—Senior Vice President (1)(2)—First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.

      LAWRENCE R. FULLER (59)—Senior Vice President (1)(2)—First Vice President of the Investment Adviser since 1992.

      THOMAS R. ROBINSON (56)—Senior Vice President (1)(2)—First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1996 to 1997; Manager of International Equity Strategy of Merrill Lynch & Co.’s Global Securities Research and Economics Group from 1989 to 1995.

      ROBERT M. SHEARER (44)—Senior Vice President (1)(2)—First Senior Vice President of the Investment Adviser since 1998; Vice President of the Investment Adviser from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/ Selection Manager at Concert Capital Management from 1993 to 1996.

      CHRISTOPHER G. AYOUB (44)—Senior Vice President (1)(2)—First Vice President of the Investment Adviser since 1998; Director (Global Fixed-Income) of the Investment Adviser from 1997 to 1998; Vice President of the Investment Adviser from 1985 to 1997.

      JACQUELINE ROGERS (42)—Vice President(1)(2)—Vice President of the Investment Adviser since 1986.

      ROBERT F. MURRAY (42)—Vice President(1)(2)—Vice President of the Investment Adviser since 1993.

      ALLAN J. OSTER (36)—Secretary(1)(2)—Vice President (Legal Advisory) of the Investment Adviser since 2000; Consultant (Legal Advisory) of the Investment Adviser since 1999; Associate, Drinker Biddle & Reath LLP from 1996 to 1999; Senior Counsel, U.S. Securities and Exchange Commission from 1991 to 1996.

(1)	Interested person, as defined in the Investment Company Act, of the Fund.

(2)	Mr. Glenn is a director or trustee and officer, Messrs. Sunderland, Swensrud and Touchton are directors and Messrs. Ayoub, Burke, Fuller, Lathbury, McKenna, Monagle, Oster, Robinson, and Shearer and Ms. Rogers are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser (see “Investment Advisory Arrangements”).

Compensation of Directors

      Set forth below is a chart showing the aggregate compensation paid by the Fund to each of its directors, as well as the total compensation paid to each director of the Fund by the Fund and by other investment companies advised by the Investment Adviser or FAM (collectively, the “Fund Complex”) for their services as directors or trustees of such investment companies for the fiscal year ended December 31, 1999.

		Pensions or	Total
		Retirement	Compensation
		Benefits	From Fund
	Aggregate	Accrued	and Fund
	Compensation	As Part of	Complex
	From the	Fund	Paid
Name of Director	Fund	Expenses	to Directors

Jack B. Sunderland	$8,000	None	$143,975

Stephen B. Swensrud	$8,000	None	$232,250

J. Thomas Touchton	$8,000	None	$142,725

(1)	In addition to the Fund, the Directors served on other MLAM/FAM advised funds as follows: Mr. Sunderland (18 registered investment companies consisting of 33 portfolios); Mr. Swensrud (9 registered investment companies consisting of 24 portfolios); Mr. Touchton (18 registered investment companies consisting of 33 portfolios).

      The officers of the Fund owned on April 1, 2000, in the aggregate, less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. On April 1, 2000, the officers and directors of the Fund owned an aggregate of less than  1/4 of 1% of its outstanding shares. The Fund has an Audit Committee consisting of all of the directors of the Fund who are not interested persons of the Fund.

      Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Fund pays each non-affiliated director an annual fee of $5,000 plus $500 per Board meeting attended and an annual fee of $1,000 for membership on the Audit Committee, and pays all of the actual out-of-pocket expenses of such directors relating to attendance at meetings.

Code of Ethics

      The Board of Directors of the Fund has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund and the Fund’s Investment Adviser and Distributor (the “Code”). The Code significantly restricts the personal investing activities of all employees of the Investment Adviser and Distributor and, as described below, imposes additional more onerous restrictions on fund investment personnel.

      The Code requires that all employees of the Investment Adviser and Distributor preclear any personal securities investments (with limited exceptions, such as mutual funds, high-quality short-term securities and direct obligations of the U.S. government). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser and Distributor include a ban on acquiring any securities in a “hot” initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Portfolio advised by the Investment Adviser. Furthermore, the Code provides for trading “blackout periods” which prohibit trading by investment personnel of the Fund within seven calendar days before or after trading by a Portfolio in the same or an equivalent security.

INVESTMENT ADVISORY ARRANGEMENTS

      The Fund has entered into an Investment Advisory Agreement with the Investment Adviser. The Investment Adviser is a wholly owned subsidiary of ML Group, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      The principal executive officers and directors of the Investment Adviser are Jeffrey Peek, President; Terry K. Glenn, Executive Vice President; Gregory A. Bundy, Chief Operating Officer and Managing Director; Michael G. Clark, Senior Vice President; Robert C. Doll, Senior Vice President; Donald C. Burke, Senior Vice President, Treasurer and Director of Taxation; Linda L. Federici, Senior Vice President; Philip L. Kirstein, Senior Vice President; Michael J. Hennewinkel, Senior Vice President, General Counsel and Secretary; Vincent R. Giordano, Senior Vice President; Stephen M.M. Miller, Senior Vice President; Joseph T. Monagle, Senior Vice President; Debra W. Landsman-Yaros, Senior Vice President; Brian A. Murdock, Senior Vice President; Gregory D. Upah, Senior Vice President.

      Securities held by any Portfolio may also be held by other funds for which the Investment Adviser or FAM acts as an adviser, or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Portfolio or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      Investment Advisory Fee. The Investment Advisory Agreement provides that as compensation for its services to the Fund, the Investment Adviser receives monthly compensation with respect to such Portfolios according to the following schedule:

Aggregate of average daily net assets of
the ten combined Portfolios	Advisory Fee

Not exceeding $250 million	0.50%

In excess of $250 million but not exceeding $300 million	0.45%

In excess of $300 million but not exceeding $400 million	0.40%

In excess of $400 million but not exceeding $800 million	0.35%

In excess of $800 million	0.30%

      These fee rates are applied to the average daily net assets of each Portfolio, with the reduced rates above applicable to portions of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceed $250 million, $300 million, $400 million and $800 million (each such amount being a “breakpoint level”). The portion of the assets of a Portfolio to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Portfolios that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Portfolios. The amount of the fee for a Portfolio at each breakpoint level is determined by multiplying the average daily net assets of that Portfolio by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

      The following table shows the investment advisory fees paid to the Investment Adviser with respect to each Portfolio for the last three fiscal years:

	Fees Paid			Fees Waived			Net Fees

	For the Year Ended			For the Year Ended			For the Year Ended

	1999	1998	1997	1999	1998	1997	1999	1998	1997

Balanced Portfolio	$387,972	$369,503	$338,129	$0	$0	$0	—	—	—

Capital Stock Portfolio	1,204,735	1,120,415	1,059,444	0	0	0	—	—	—

Global Strategy Portfolio	718,504	790,734	831,747	0	0	0	—	—	—

Growth Stock Portfolio	1,642,499	1,249,344	964,928	0	0	0	—	—	—

High Yield Portfolio	365,404	440,541	436,355	0	0	0	—	—	—

Intermediate Government Bond Portfolio	746,399	740,976	707,215	0	0	0	—	—	—

Long Term Corporate Bond Portfolio	411,847	412,796	389,795	0	0	0	—	—	—

Money Reserve Portfolio	1,837,853	1,800,355	1,777,662	0	0	0	—	—	—

Multiple Strategy Portfolio	4,355,147	4,338,104	4,235,421	0	0	0	—	—	—

Natural Resources Portfolio	42,651	47,330	76,282	11,447	19,449	18,204	$31,204	$27,881	$58,078

      The Agreement will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the respective Portfolios, and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act), of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Fund.

      Payment of Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Portfolios, as well as the fees of all Directors of the Fund who are affiliated persons of the Investment Adviser. Each Portfolio will pay all other expenses incurred in its operation, including a portion of the Fund’s general administrative expenses allocated on the basis of the Portfolio’s asset size. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under Federal, state or foreign laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which will be allocated on the basis of size of the respective Portfolios include directors’ fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (to the extent not paid for by the Distributor), SEC fees, accounting costs and other expenses properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1999, the amount of such reimbursement was $587,631. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

DETERMINATION OF NET ASSET VALUE

      The net asset value of each Portfolio (other than the Money Reserve Portfolio) is determined by adding the value of all securities and other assets in its portfolio, deducting the portfolio’s liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. The net asset value of the Money Reserve Portfolio is determined pursuant to the “penny rounding method” under a rule of the Securities and Exchange Commission described below by adding the value of all securities and other assets in its portfolio, deducting the portfolio’s liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

      In accordance with the SEC rule applicable to the valuation of the portfolio securities of the Money Reserve Portfolio and consistent with its operating policies, the Money Reserve Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 calendar days (or 762 calendar days in the case of U.S. Government securities) or less only, and invest only in securities determined by the directors to be of high quality with minimal credit risks and which meet certain credit standards prescribed by the rule. In addition, the directors have established procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method will be reported to the directors by the Investment Adviser. In the event the directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Portfolio will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations.

      If in the view of the Board of Directors of the Fund it is inadvisable to continue the practice of maintaining the net asset value of the Money Reserve Portfolio at $1.00 per share, the Board of Directors of the Fund reserves the right to alter the procedure. The Fund will notify the Accounts of any such alteration.

      Securities held by each Portfolio with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Portfolios assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit and variable amount master demand note is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by a Portfolio or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

      Except with respect to securities held by the Money Reserve Portfolio having a remaining maturity of 60 days or less, securities held by each Portfolio will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Company. Short positions in securities traded in the OTC market are valued at the last available ask price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by and under the authority of the Directors as the primary market. When a Portfolio writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Futures contracts are valued at settlement price at the close of the applicable exchange. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads.

      Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of the Fund’s portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities Inc. (“GSI”), Merrill Lynch Money Markets Inc. (“MMI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as dealers in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the order described below. However, affiliated persons of the Fund may serve as its broker in over-the-counter or other transactions conducted on an agency basis, subject to the Fund’s policy of obtaining best price and execution. The Fund may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

      The SEC has issued an exemptive order permitting the Fund to conduct principal transactions with respect to the Money Reserve Portfolio with GSI and MMI in United States Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Portfolio available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Fund no greater than their customary dealer spreads for transactions of the type involved.

      Certain court decisions have raised questions as to whether investment companies should seek to “recapture” brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Fund would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Fund and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Fund will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act, if the Directors should determine that recapture is in the best interests of the Fund or otherwise required by developments in the law. The Investment Adviser has arranged for the Fund’s Custodian to receive on behalf of the Fund any tender offer solicitation fees payable with respect to portfolio securities of the Fund.

      While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund’s portfolio securities, dealers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Portfolio or Portfolios will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts.

      For the fiscal year ended December 31, 1999, the Fund paid total brokerage commissions of $4,463,861, of which $440,744 was paid to Merrill Lynch. For the fiscal year ended December 31, 1999, the brokerage commissions paid to Merrill Lynch represented 9.87% of the aggregate brokerage commissions paid and involved 10.52% of the Fund’s dollar amount of transactions involving payment of commissions during the year. For the fiscal year ended December 31, 1998, the Fund paid total brokerage commissions of $4,962,764, of which $437,512 was paid to Merrill Lynch. For the fiscal year ended December 31, 1997, the Fund paid total brokerage commissions of $4,142,987, of which $147,997 was paid to Merrill Lynch.

REDEMPTION OF SHARES

      The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the SEC or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of each Portfolio is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Portfolio.

      The Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      Reference is made to “Other Important Information— Dividends and Taxes” in the Prospectus.

Federal Income Taxes

      Under the Code, each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes and, thus, each Portfolio is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Portfolios.

      Each Portfolio intends to continue to qualify as a regulated investment company under the Code. Under such provisions, a Portfolio will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities and certain options, futures or forward contracts held for less than three months.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.

DISTRIBUTION ARRANGEMENTS

      The Fund has entered into a distribution agreement (the “Distribution Agreement”) with the Distributor with respect to the sale of the Fund’s shares to the Distributor for resale to the Accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

      The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

PERFORMANCE DATA

      From time to time the average annual total return and other total return data, as well as yield, of one or more of the Fund’s Portfolios may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Portfolio’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the SEC.

      Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period.

      Total return and yield figures are based on the Portfolio’s historical performance and are not intended to indicate future performance. The Portfolio’s total return and yield will vary depending on market conditions, the securities comprising the Portfolio’s portfolio, the Portfolio’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Portfolio will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

      On occasion, one or more of the Fund’s Portfolios may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Portfolio’s relative performance for any future period.

      The Fund’s Money Reserve Portfolio normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 an then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

      Set forth below is average annual return information for the shares of each of the Fund’s Portfolios, other than the Money Reserve Portfolio. The average annual total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Account level which, if included, would decrease average annual total return.

	Average Annual Total Return

		Redeemable value of
	Expressed as a	a hypothetical
	percentage based	$1,000 investment at
	on a hypothetical	the end of the
	$1,000 investment	period

Balanced Portfolio:

One Year Ended December 31, 1999	8.55%	$1,085.50

Five Years Ended December 31, 1999	13.96%	$1,921.80

Ten Years Ended December 31, 1999	10.67%	$2,755.50

Capital Stock Portfolio:

One Year Ended December 31, 1999	31.63%	$1,316.30

Five Years Ended December 31, 1999	21.25%	$2,620.90

Ten Years Ended December 31, 1999	14.50%	$3,871.40

Global Strategy Portfolio:

One Year Ended December 31, 1999	21.36%	$1,213.60

Five Years Ended December 31, 1999	13.28%	$1,865.50

Ten Years Ended December 31, 1999	11.29%	$2,913.40

Growth Stock Portfolio:

One Year Ended December 31, 1999	38.99%	$1,389.90

Five Years Ended December 31, 1999	32.97%	$4,157.20

Ten Years Ended December 31, 1999	18.65%	$5,531.70

High Yield Portfolio:

One Year Ended December 31, 1999	5.85%	$1,058.50

Five Years Ended December 31, 1999	7.89%	$1,461.90

Ten Years Ended December 31, 1999	9.89%	$2,567.10

	Average Annual Total Return

		Redeemable value of
	Expressed as a	a hypothetical
	percentage based	$1,000 investment at
	on a hypothetical	the end of the
	$1,000 investment	period

Intermediate Government Bond Portfolio:

One Year Ended December 31, 1999	(1.25% )	$987.50

Five Years Ended December 31, 1999	7.31%	$1,422.70

Ten Years Ended December 31, 1999	7.34%	$2,030.70

Long Term Corporate Bond Portfolio:

One Year Ended December 31, 1999	(2.35% )	$976.50

Five Years Ended December 31, 1999	7.40%	$1,428.80

Ten Years Ended December 31, 1999	7.64%	$2,088.10

Multiple Strategy Portfolio:

One Year Ended December 31, 1999	20.21%	$1,202.10

Five Years Ended December 31, 1999	16.36%	$2,133.40

Ten Years Ended December 31, 1999	12.54%	$3,258.50

Natural Resources Portfolio:

One Year Ended December 31, 1999	25.50%	$1,255.00

Five Years Ended December 31, 1999	4.45%	$1,243.40

Ten Years Ended December 31, 1999	3.08%	$1,354.00

ADDITIONAL INFORMATION

      Under a separate agreement, ML & Co. has granted the Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co., under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

ORGANIZATION OF THE FUND

      The Fund was incorporated on September 4, 1980 as the Merrill Lynch Investment Series Fund, Inc. On January 16, 1981, the Fund changed its name to Merrill Lynch Series Fund, Inc. The authorized capital stock of the Fund consists of 4,100,000,000 shares of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into twenty classes, Money Reserve Portfolio Common Stock, Intermediate Government Bond Portfolio Common Stock, Long Term Corporate Bond Portfolio Common Stock, High Yield Portfolio Common Stock, Capital Stock Portfolio Common Stock, Growth Stock Portfolio Common Stock, Multiple Strategy Portfolio Common Stock, Natural Resources Portfolio Common Stock, Global Strategy Portfolio Common Stock, Balanced Portfolio Common Stock and ten classes of Common Stock that have been designated classes A, B, C, D, E, F, G, H, I and J, respectively. The Fund has no present plan to issue shares of classes A, B, C, D, E, F, G, H, I or J Common Stock. Each class of Common Stock consists of 100,000,000 shares, except for the Money Reserve Portfolio which, as 2,000,000,000 authorized shares and the Multiple Strategy Portfolio which has 300,000,000 authorized shares. All shares of Common Stock have equal voting rights, except that only shares of the respective Portfolios are entitled to vote on matters concerning only that Portfolio. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under “Redemption of Shares.” Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Fund does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

      Monarch Life Insurance Company (“Monarch”) provided the initial capital for each of the Fund’s Portfolios and the Investment Adviser paid the initial organizational expenses of each Portfolio. The Investment Adviser was reimbursed by Monarch for all such expenses over a five-year period.

Code #19058-0499